FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Years Ended December 31, 2022 and 2021

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of TFLIC Series Life Account

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of TFLIC Series Life Account indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of TFLIC Series Life Account as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Hedged Allocation Class B Shares	ProFund VP Utilities
American Funds - Growth Class 2 Shares	TA Aegon Bond Initial Class
American Funds - Growth-Income Class 2 Shares	TA Aegon Core Bond Initial Class
American Funds - International Class 2 Shares	TA Aegon High Yield Bond Initial Class
Fidelity® VIP Contrafund® Service Class 2	TA Aegon Sustainable Equity Income Initial Class
Fidelity® VIP Equity-Income Service Class 2	TA Aegon U.S. Government Securities Initial Class
Fidelity® VIP Growth Opportunities Service Class 2	TA BlackRock Global Real Estate Securities Initial Class
Fidelity® VIP Index 500 Service Class 2	TA BlackRock Government Money Market Initial Class
Franklin Allocation Class 4 Shares	TA BlackRock iShares Active Asset Allocation - Conservative Initial Class
ProFund Access VP High Yield	TA BlackRock iShares Active Asset Allocation - Moderate Initial Class
ProFund VP Asia 30	TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class
ProFund VP Basic Materials	TA BlackRock iShares Edge 40 Initial Class
ProFund VP Bull	TA BlackRock Tactical Allocation Initial Class
ProFund VP Consumer Services	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class
ProFund VP Emerging Markets	TA Goldman Sachs Managed Risk - Conservative ETF Initial Class
ProFund VP Europe 30	TA Goldman Sachs Managed Risk - Growth ETF Initial Class
ProFund VP Falling U.S. Dollar	TA International Focus Initial Class
ProFund VP Financials	TA Janus Balanced Initial Class
ProFund VP Government Money Market	TA Janus Mid-Cap Growth Initial Class
ProFund VP International	TA JPMorgan Asset Allocation - Conservative Initial Class

ProFund VP Japan	TA JPMorgan Asset Allocation - Growth Initial Class
ProFund VP Mid-Cap	TA JPMorgan Asset Allocation - Moderate Initial Class
ProFund VP NASDAQ-100	TA JPMorgan Asset Allocation - Moderate Growth Initial Class
ProFund VP Oil & Gas	TA JPMorgan Enhanced Index Initial Class
ProFund VP Pharmaceuticals	TA JPMorgan International Moderate Growth Initial Class
ProFund VP Precious Metals	TA JPMorgan Mid Cap Value Initial Class
ProFund VP Short Emerging Markets	TA JPMorgan Tactical Allocation Initial Class
ProFund VP Short International	TA Morgan Stanley Capital Growth Initial Class
ProFund VP Short NASDAQ-100	TA Morgan Stanley Global Allocation Initial Class
ProFund VP Short Small-Cap	TA Multi-Managed Balanced Initial Class
ProFund VP Small-Cap	TA PIMCO Tactical - Balanced Initial Class
ProFund VP Small-Cap Value	TA PIMCO Tactical - Conservative Initial Class
ProFund VP Telecommunications	TA PIMCO Tactical - Growth Initial Class
ProFund VP U.S. Government Plus	TA Small/Mid Cap Value Initial Class
ProFund VP UltraNASDAQ-100	TA T. Rowe Price Small Cap Initial Class
ProFund VP UltraSmall-Cap	TA WMC US Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of TFLIC Series Life Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of TFLIC Series Life Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agent, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of TFLIC Series Life Account since 2014.

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Hedged Allocation Class B Shares	7,699.713	$77,652	$62,753	$2	$62,755	2,635	$20.913341	$23.831190
American Funds - Growth Class 2 Shares	23.281	1,981	1,755	1	1,756	63	27.880552	27.880552
American Funds - Growth-Income Class 2 Shares	35.055	1,917	1,734	-	1,734	79	21.955647	21.955647
American Funds - International Class 2 Shares	144.598	2,789	2,202	-	2,202	183	12.053855	12.053855
Fidelity® VIP Contrafund® Service Class 2	24,557.388	911,719	897,327	(26)	897,301	22,471	39.396668	40.892751
Fidelity® VIP Equity-Income Service Class 2	25,129.310	563,099	570,687	(2)	570,685	17,426	32.288319	33.514465
Fidelity® VIP Growth Opportunities Service Class 2	11,683.306	625,924	466,281	16	466,297	13,427	34.216703	35.516007
Fidelity® VIP Index 500 Service Class 2	9,419.408	3,180,160	3,482,355	(25)	3,482,330	83,913	40.057743	43.588944
Franklin Allocation Class 4 Shares	11,214.834	59,145	51,364	(1)	51,363	2,029	22.341541	25.458671
ProFund Access VP High Yield	2,108.293	53,358	49,735	(76)	49,659	2,571	17.931860	19.471109
ProFund VP Asia 30	13,235.839	668,138	469,343	(42)	469,301	48,390	8.477838	15.883212
ProFund VP Basic Materials	1,558.312	115,790	119,055	(29)	119,026	7,351	15.421779	27.824187
ProFund VP Bull	2,314.687	145,477	112,679	(31)	112,648	3,973	27.377257	33.866794
ProFund VP Consumer Services	3,451.339	253,222	180,781	4	180,785	5,245	31.422405	41.960276
ProFund VP Emerging Markets	8,077.473	209,022	202,098	7	202,105	27,898	6.848705	13.740643
ProFund VP Europe 30	1,058.010	24,553	23,826	(8)	23,818	1,781	10.301774	15.967239
ProFund VP Falling U.S. Dollar	178.248	2,918	2,692	(4)	2,688	518	4.927362	5.191401
ProFund VP Financials	5,802.950	261,586	245,059	(21)	245,038	13,741	16.269706	25.563673
ProFund VP Government Money Market	240,889.460	240,889	240,889	(3)	240,886	24,827	8.300893	9.984166
ProFund VP International	9,502.626	172,137	169,242	(5)	169,237	18,465	8.647465	13.903743
ProFund VP Japan	3,253.159	165,753	157,713	(17)	157,696	11,444	13.107952	19.804336
ProFund VP Mid-Cap	8,649.213	128,171	126,970	(4)	126,966	5,194	23.241488	33.457551
ProFund VP NASDAQ-100	56,088.631	3,161,450	2,143,147	(13)	2,143,134	39,115	52.990792	59.383760
ProFund VP Oil & Gas	16,970.598	601,147	751,628	(68)	751,560	61,634	11.226102	16.271907
ProFund VP Pharmaceuticals	5,753.241	216,284	214,653	2	214,655	7,820	25.411973	28.829295
ProFund VP Precious Metals	6,624.101	212,090	165,801	3	165,804	34,958	4.294802	10.007342
ProFund VP Short Emerging Markets	1,625.141	44,031	43,440	(6)	43,434	19,057	1.201961	2.282449
ProFund VP Short International	87.051	2,800	2,461	1	2,462	1,300	1.547483	2.583480
ProFund VP Short NASDAQ-100	8,588.431	146,713	156,481	(3)	156,478	291,721	0.376091	0.538383
ProFund VP Short Small-Cap	1,733.046	45,081	45,631	(3)	45,628	52,302	0.600817	0.873700
ProFund VP Small-Cap	4,276.057	133,607	127,640	-	127,640	5,850	20.675470	27.312153
ProFund VP Small-Cap Value	2,845.789	118,994	113,348	(24)	113,324	4,421	23.558059	30.726020
ProFund VP Telecommunications	2,278.206	79,532	66,524	(2)	66,522	4,819	12.826788	16.201413
ProFund VP U.S. Government Plus	3,051.396	62,404	40,492	(7)	40,485	3,360	10.098948	12.440077
ProFund VP UltraNASDAQ-100	86,009.168	1,663,424	1,235,092	26	1,235,118	15,443	73.132257	81.499360
ProFund VP UltraSmall-Cap	31,439.939	421,346	354,643	(4)	354,639	16,142	20.154478	43.774375
ProFund VP Utilities	5,789.100	249,726	240,248	(10)	240,238	10,138	21.997720	28.048029
TA Aegon Bond Initial Class	57,430.888	594,783	527,216	-	527,216	36,227	13.072056	16.824201
TA Aegon Core Bond Initial Class	56,105.771	726,376	596,965	2	596,967	38,993	12.734390	20.989059
TA Aegon High Yield Bond Initial Class	129,747.493	969,195	836,871	(8)	836,863	35,191	23.038365	25.755555
TA Aegon Sustainable Equity Income Initial Class	75,650.322	1,512,202	1,329,176	(9)	1,329,167	48,358	24.885278	31.792431
TA Aegon U.S. Government Securities Initial Class	3,535.048	39,418	31,568	1	31,569	2,454	11.011121	14.427272
TA BlackRock Global Real Estate Securities Initial Class	88,251.257	1,004,750	804,851	(1)	804,850	38,085	20.122506	42.353969

See accompanying Notes.	3

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock Government Money Market Initial Class	828,415.680	$828,416	$828,416	$(122)	$828,294	76,970	$8.585958	$11.608798
TA BlackRock iShares Active Asset Allocation - Conservative Initial Class	5,903.970	61,632	49,180	(2)	49,178	3,993	11.723508	13.638947
TA BlackRock iShares Active Asset Allocation - Moderate Initial Class	8,262.287	92,236	73,534	5	73,539	5,824	11.667741	13.574179
TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class	98,161.652	1,032,974	876,584	-	876,584	73,417	11.080166	12.890727
TA BlackRock iShares Edge 40 Initial Class	4,720.623	45,679	38,756	(10)	38,746	2,077	17.877914	20.279065
TA BlackRock Tactical Allocation Initial Class	140,030.485	1,037,287	746,362	1	746,363	46,742	14.635892	16.426101
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	497.481	5,717	5,532	(36)	5,496	338	15.455975	18.159899
TA Goldman Sachs Managed Risk - Conservative ETF Initial Class	-	-	-	-	-	-	12.423069	12.423069
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	25,350.457	274,342	237,027	(8)	237,019	13,473	16.966565	22.162395
TA International Focus Initial Class	207,521.161	1,720,158	1,631,116	(9)	1,631,107	105,653	15.124282	22.153377
TA Janus Balanced Initial Class	15,986.421	276,556	235,160	(85)	235,075	11,312	18.875364	21.482154
TA Janus Mid-Cap Growth Initial Class	372,168.305	12,190,853	11,704,693	-	11,704,693	272,396	35.198371	45.361568
TA JPMorgan Asset Allocation - Conservative Initial Class	63,986.470	668,610	527,249	(5)	527,244	27,178	17.801181	20.908548
TA JPMorgan Asset Allocation - Growth Initial Class	2,810,557.824	33,501,382	24,957,753	(31)	24,957,722	848,386	28.456935	29.983147
TA JPMorgan Asset Allocation - Moderate Initial Class	531,446.538	6,204,048	5,139,088	53	5,139,141	228,324	20.458806	23.919425
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	2,331,941.337	28,013,130	22,363,317	(11)	22,363,306	869,308	23.856637	26.810111
TA JPMorgan Enhanced Index Initial Class	22,244.399	520,446	439,772	(1)	439,771	10,213	41.738144	44.186758
TA JPMorgan International Moderate Growth Initial Class	146,305.054	1,430,640	1,247,982	(8)	1,247,974	85,723	13.733295	18.724030
TA JPMorgan Mid Cap Value Initial Class	28,131.796	479,156	411,287	2	411,289	9,835	41.772938	52.694367
TA JPMorgan Tactical Allocation Initial Class	97,054.406	1,364,563	1,118,067	(8)	1,118,059	73,899	14.485458	26.298078
TA Morgan Stanley Capital Growth Initial Class	806,357.444	8,393,444	3,056,095	(9)	3,056,086	78,235	38.233834	47.727734
TA Morgan Stanley Global Allocation Initial Class	29,853.834	238,654	156,733	-	156,733	10,733	13.875983	15.573345
TA Multi-Managed Balanced Initial Class	93,670.217	1,415,727	1,273,915	(6)	1,273,909	37,458	31.863774	35.667013
TA PIMCO Tactical - Balanced Initial Class	23,828.836	276,342	212,315	1	212,316	14,523	13.012176	15.364614
TA PIMCO Tactical - Conservative Initial Class	20,847.205	239,957	189,501	-	189,501	14,109	12.488373	14.746093
TA PIMCO Tactical - Growth Initial Class	40,066.439	463,649	352,184	4	352,188	23,585	13.590008	16.046995
TA Small/Mid Cap Value Initial Class	310,194.683	6,241,519	5,840,966	36	5,841,002	107,516	46.304446	56.014335
TA T. Rowe Price Small Cap Initial Class	188,233.772	2,395,686	1,840,926	(8)	1,840,918	36,976	48.335032	50.617536
TA WMC US Growth Initial Class	873,182.795	26,651,226	22,650,362	(41)	22,650,321	523,269	43.086518	47.654704

See accompanying Notes.	4

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Balanced Hedged Allocation Class B Shares Subaccount	American Funds - Growth Class 2 Shares Subaccount	American Funds - Growth-Income Class 2 Shares Subaccount	American Funds - International Class 2 Shares Subaccount

Net Assets as of December 31, 2020:	$71,504	$1,634	$3,893	$2,031

Investment Income:
Reinvested Dividends	198	4	28	51
Investment Expense:
Mortality and Expense Risk and Administrative Charges	610	-	-	-

Net Investment Income (Loss)	(412)	4	28	51

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,717	245	45	-
Realized Gain (Loss) on Investments	286	-	733	160

Net Realized Capital Gains (Losses) on Investments	2,003	245	778	160
Net Change in Unrealized Appreciation (Depreciation)	7,281	132	(165)	(228)

Net Gain (Loss) on Investment	9,284	377	613	(68)

Net Increase (Decrease) in Net Assets Resulting from Operations	8,872	381	641	(17)

Increase (Decrease) in Net Assets from Contract Transactions	916	215	(2,918)	26

Total Increase (Decrease) in Net Assets	9,788	596	(2,277)	9

Net Assets as of December 31, 2021:	$81,292	$2,230	$1,616	$2,040

Investment Income:
Reinvested Dividends	2,152	6	22	38
Investment Expense:
Mortality and Expense Risk and Administrative Charges	338	-	-	-

Net Investment Income (Loss)	1,814	6	22	38

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,011	267	152	267
Realized Gain (Loss) on Investments	(1,600)	-	12	(13)

Net Realized Capital Gains (Losses) on Investments	5,411	267	164	254
Net Change in Unrealized Appreciation (Depreciation)	(22,968)	(967)	(465)	(739)

Net Gain (Loss) on Investment	(17,557)	(700)	(301)	(485)

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,743)	(694)	(279)	(447)

Increase (Decrease) in Net Assets from Contract Transactions	(2,794)	220	397	609

Total Increase (Decrease) in Net Assets	(18,537)	(474)	118	162

Net Assets as of December 31, 2022:	$62,755	$1,756	$1,734	$2,202

See Accompanying Notes.
(1) See Footnote 1	5

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount	Fidelity® VIP Index 500 Service Class 2 Subaccount

Net Assets as of December 31, 2020:	$982,869	$468,705	$728,844	$2,879,053

Investment Income:
Reinvested Dividends	293	9,045	-	36,223
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,228	3,905	5,751	29,512

Net Investment Income (Loss)	(7,935)	5,140	(5,751)	6,711

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	142,797	62,606	70,376	24,239
Realized Gain (Loss) on Investments	25,557	7,191	116,463	246,952

Net Realized Capital Gains (Losses) on Investments	168,354	69,797	186,839	271,191
Net Change in Unrealized Appreciation (Depreciation)	102,465	36,907	(101,706)	532,063

Net Gain (Loss) on Investment	270,819	106,704	85,133	803,254

Net Increase (Decrease) in Net Assets Resulting from Operations	262,884	111,844	79,382	809,965

Increase (Decrease) in Net Assets from Contract Transactions	7,967	8,014	(59,977)	222,257

Total Increase (Decrease) in Net Assets	270,851	119,858	19,405	1,032,222

Net Assets as of December 31, 2021:	$1,253,720	$588,563	$748,249	$3,911,275

Investment Income:
Reinvested Dividends	2,631	10,000	-	44,467
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,291	4,156	3,936	29,495

Net Investment Income (Loss)	(4,660)	5,844	(3,936)	14,972

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	49,334	19,992	106,729	26,484
Realized Gain (Loss) on Investments	29,562	4,122	9,854	111,985

Net Realized Capital Gains (Losses) on Investments	78,896	24,114	116,583	138,469
Net Change in Unrealized Appreciation (Depreciation)	(409,971)	(65,090)	(403,998)	(914,544)

Net Gain (Loss) on Investment	(331,075)	(40,976)	(287,415)	(776,075)

Net Increase (Decrease) in Net Assets Resulting from Operations	(335,735)	(35,132)	(291,351)	(761,103)

Increase (Decrease) in Net Assets from Contract Transactions	(20,684)	17,254	9,399	332,158

Total Increase (Decrease) in Net Assets	(356,419)	(17,878)	(281,952)	(428,945)

Net Assets as of December 31, 2022:	$897,301	$570,685	$466,297	$3,482,330

See Accompanying Notes.
(1) See Footnote 1	6

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	Franklin Allocation Class 4 Shares Subaccount	ProFund Access VP High Yield Subaccount	ProFund VP Asia 30 Subaccount	ProFund VP Basic Materials Subaccount

Net Assets as of December 31, 2020:	$46,048	$69,038	$615,260	$144,019

Investment Income:
Reinvested Dividends	808	1,628	-	439
Investment Expense:
Mortality and Expense Risk and Administrative Charges	232	374	5,305	1,198

Net Investment Income (Loss)	576	1,254	(5,305)	(759)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	98,287	3,525
Realized Gain (Loss) on Investments	(583)	(596)	70,811	16,639

Net Realized Capital Gains (Losses) on Investments	(583)	(596)	169,098	20,164
Net Change in Unrealized Appreciation (Depreciation)	5,361	(843)	(287,258)	12,061

Net Gain (Loss) on Investment	4,778	(1,439)	(118,160)	32,225

Net Increase (Decrease) in Net Assets Resulting from Operations	5,354	(185)	(123,465)	31,466

Increase (Decrease) in Net Assets from Contract Transactions	5,395	525	43,737	27,505

Total Increase (Decrease) in Net Assets	10,749	340	(79,728)	58,971

Net Assets as of December 31, 2021:	$56,797	$69,378	$535,532	$202,990

Investment Income:
Reinvested Dividends	759	1,648	1,859	383
Investment Expense:
Mortality and Expense Risk and Administrative Charges	213	259	2,574	1,054

Net Investment Income (Loss)	546	1,389	(715)	(671)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,785	-	43,688	1,929
Realized Gain (Loss) on Investments	(2,367)	(4,616)	(129,416)	(6,974)

Net Realized Capital Gains (Losses) on Investments	2,418	(4,616)	(85,728)	(5,045)
Net Change in Unrealized Appreciation (Depreciation)	(12,441)	(2,777)	(31,976)	(21,608)

Net Gain (Loss) on Investment	(10,023)	(7,393)	(117,704)	(26,653)

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,477)	(6,004)	(118,419)	(27,324)

Increase (Decrease) in Net Assets from Contract Transactions	4,043	(13,715)	52,188	(56,640)

Total Increase (Decrease) in Net Assets	(5,434)	(19,719)	(66,231)	(83,964)

Net Assets as of December 31, 2022:	$51,363	$49,659	$469,301	$119,026

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Bull Subaccount	ProFund VP Consumer Services Subaccount	ProFund VP Emerging Markets Subaccount	ProFund VP Europe 30 Subaccount

Net Assets as of December 31, 2020:	$99,048	$228,599	$123,604	$4,793

Investment Income:
Reinvested Dividends	-	-	-	152
Investment Expense:
Mortality and Expense Risk and Administrative Charges	853	1,738	1,103	275

Net Investment Income (Loss)	(853)	(1,738)	(1,103)	(123)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,538	20,604	-	-
Realized Gain (Loss) on Investments	1,571	1,393	(558)	5,592

Net Realized Capital Gains (Losses) on Investments	8,109	21,997	(558)	5,592
Net Change in Unrealized Appreciation (Depreciation)	18,939	2,519	(32,594)	1,933

Net Gain (Loss) on Investment	27,048	24,516	(33,152)	7,525

Net Increase (Decrease) in Net Assets Resulting from Operations	26,195	22,778	(34,255)	7,402

Increase (Decrease) in Net Assets from Contract Transactions	11,124	32,086	(20,229)	10,314

Total Increase (Decrease) in Net Assets	37,319	54,864	(54,484)	17,716

Net Assets as of December 31, 2021:	$136,367	$283,463	$69,120	$22,509

Investment Income:
Reinvested Dividends	-	-	305	712
Investment Expense:
Mortality and Expense Risk and Administrative Charges	922	1,381	360	326

Net Investment Income (Loss)	(922)	(1,381)	(55)	386

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	17,186	2,094	-	2,093
Realized Gain (Loss) on Investments	49,564	(7,790)	(25,475)	(4,075)

Net Realized Capital Gains (Losses) on Investments	66,750	(5,696)	(25,475)	(1,982)
Net Change in Unrealized Appreciation (Depreciation)	(86,375)	(79,546)	6,585	(2,443)

Net Gain (Loss) on Investment	(19,625)	(85,242)	(18,890)	(4,425)

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,547)	(86,623)	(18,945)	(4,039)

Increase (Decrease) in Net Assets from Contract Transactions	(3,172)	(16,055)	151,930	5,348

Total Increase (Decrease) in Net Assets	(23,719)	(102,678)	132,985	1,309

Net Assets as of December 31, 2022:	$112,648	$180,785	$202,105	$23,818

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Falling U.S. Dollar Subaccount	ProFund VP Financials Subaccount	ProFund VP Government Money Market Subaccount	ProFund VP International Subaccount

Net Assets as of December 31, 2020:	$154,560	$172,557	$138,566	$10,230

Investment Income:
Reinvested Dividends	-	929	22	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	139	1,694	1,289	107

Net Investment Income (Loss)	(139)	(765)	(1,267)	(107)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	31	17,105	-	-
Realized Gain (Loss) on Investments	(3,869)	7,169	-	728

Net Realized Capital Gains (Losses) on Investments	(3,838)	24,274	-	728
Net Change in Unrealized Appreciation (Depreciation)	(1,569)	32,396	-	402

Net Gain (Loss) on Investment	(5,407)	56,670	-	1,130

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,546)	55,905	(1,267)	1,023

Increase (Decrease) in Net Assets from Contract Transactions	(131,809)	70,983	57,262	(198)

Total Increase (Decrease) in Net Assets	(137,355)	126,888	55,995	825

Net Assets as of December 31, 2021:	$17,205	$299,445	$194,561	$11,055

Investment Income:
Reinvested Dividends	-	238	2,466	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	57	1,321	1,544	107

Net Investment Income (Loss)	(57)	(1,083)	922	(107)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,120	-	433
Realized Gain (Loss) on Investments	(2,068)	3,463	-	(134)

Net Realized Capital Gains (Losses) on Investments	(2,068)	6,583	-	299
Net Change in Unrealized Appreciation (Depreciation)	234	(52,545)	-	(3,458)

Net Gain (Loss) on Investment	(1,834)	(45,962)	-	(3,159)

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,891)	(47,045)	922	(3,266)

Increase (Decrease) in Net Assets from Contract Transactions	(12,626)	(7,362)	45,403	161,448

Total Increase (Decrease) in Net Assets	(14,517)	(54,407)	46,325	158,182

Net Assets as of December 31, 2022:	$2,688	$245,038	$240,886	$169,237

See Accompanying Notes.
(1) See Footnote 1	9

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Japan Subaccount	ProFund VP Mid-Cap Subaccount	ProFund VP NASDAQ-100 Subaccount	ProFund VP Oil & Gas Subaccount

Net Assets as of December 31, 2020:	$-	$141,693	$2,164,944	$528,768

Investment Income:
Reinvested Dividends	-	-	-	11,339
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	759	23,297	3,825

Net Investment Income (Loss)	-	(759)	(23,297)	7,514

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3	7,981	424,544	-
Realized Gain (Loss) on Investments	(10)	18,411	185,064	209,145

Net Realized Capital Gains (Losses) on Investments	(7)	26,392	609,608	209,145
Net Change in Unrealized Appreciation (Depreciation)	(3)	6,143	(12,138)	51,714

Net Gain (Loss) on Investment	(10)	32,535	597,470	260,859

Net Increase (Decrease) in Net Assets Resulting from Operations	(10)	31,776	574,173	268,373

Increase (Decrease) in Net Assets from Contract Transactions	10	39,165	546,122	(361,444)

Total Increase (Decrease) in Net Assets	-	70,941	1,120,295	(93,071)

Net Assets as of December 31, 2021:	$-	$212,634	$3,285,239	$435,697

Investment Income:
Reinvested Dividends	-	-	-	7,685
Investment Expense:
Mortality and Expense Risk and Administrative Charges	97	623	20,491	4,453

Net Investment Income (Loss)	(97)	(623)	(20,491)	3,232

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,186	43,386	505,022	-
Realized Gain (Loss) on Investments	(2,793)	(72,977)	(111,068)	165,009

Net Realized Capital Gains (Losses) on Investments	(607)	(29,591)	393,954	165,009
Net Change in Unrealized Appreciation (Depreciation)	(8,042)	(7,056)	(1,479,152)	116,844

Net Gain (Loss) on Investment	(8,649)	(36,647)	(1,085,198)	281,853

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,746)	(37,270)	(1,105,689)	285,085

Increase (Decrease) in Net Assets from Contract Transactions	166,442	(48,398)	(36,416)	30,778

Total Increase (Decrease) in Net Assets	157,696	(85,668)	(1,142,105)	315,863

Net Assets as of December 31, 2022:	$157,696	$126,966	$2,143,134	$751,560

See Accompanying Notes.
(1) See Footnote 1	10

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Pharmaceuticals Subaccount	ProFund VP Precious Metals Subaccount	ProFund VP Short Emerging Markets Subaccount	ProFund VP Short International Subaccount

Net Assets as of December 31, 2020:	$264,414	$336,906	$623	$883

Investment Income:
Reinvested Dividends	717	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,290	2,404	125	3

Net Investment Income (Loss)	(1,573)	(2,404)	(125)	(3)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,524	-	-	-
Realized Gain (Loss) on Investments	8,776	(3,055)	5,748	(1)

Net Realized Capital Gains (Losses) on Investments	12,300	(3,055)	5,748	(1)
Net Change in Unrealized Appreciation (Depreciation)	14,531	(31,864)	5,261	(120)

Net Gain (Loss) on Investment	26,831	(34,919)	11,009	(121)

Net Increase (Decrease) in Net Assets Resulting from Operations	25,258	(37,323)	10,884	(124)

Increase (Decrease) in Net Assets from Contract Transactions	(1,753)	(111,363)	53,175	89

Total Increase (Decrease) in Net Assets	23,505	(148,686)	64,059	(35)

Net Assets as of December 31, 2021:	$287,919	$188,220	$64,682	$848

Investment Income:
Reinvested Dividends	173	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,213	1,449	211	17

Net Investment Income (Loss)	(2,040)	(1,449)	(211)	(17)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,973	-	731	-
Realized Gain (Loss) on Investments	7,307	(46,808)	(13,343)	(1)

Net Realized Capital Gains (Losses) on Investments	20,280	(46,808)	(12,612)	(1)
Net Change in Unrealized Appreciation (Depreciation)	(38,834)	(41,553)	(5,565)	41

Net Gain (Loss) on Investment	(18,554)	(88,361)	(18,177)	40

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,594)	(89,810)	(18,388)	23

Increase (Decrease) in Net Assets from Contract Transactions	(52,670)	67,394	(2,860)	1,591

Total Increase (Decrease) in Net Assets	(73,264)	(22,416)	(21,248)	1,614

Net Assets as of December 31, 2022:	$214,655	$165,804	$43,434	$2,462

See Accompanying Notes.
(1) See Footnote 1	11

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Short NASDAQ- 100 Subaccount	ProFund VP Short Small-Cap Subaccount	ProFund VP Small-Cap Subaccount	ProFund VP Small-Cap Value Subaccount

Net Assets as of December 31, 2020:	$2,324	$44,827	$243,356	$167,669

Investment Income:
Reinvested Dividends	-	-	-	266
Investment Expense:
Mortality and Expense Risk and Administrative Charges	607	633	1,387	1,758

Net Investment Income (Loss)	(607)	(633)	(1,387)	(1,492)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	132	-	14,096	-
Realized Gain (Loss) on Investments	(27,160)	(5,629)	43,144	42,643

Net Realized Capital Gains (Losses) on Investments	(27,028)	(5,629)	57,240	42,643
Net Change in Unrealized Appreciation (Depreciation)	(16,068)	8,784	(24,093)	(1,532)

Net Gain (Loss) on Investment	(43,096)	3,155	33,147	41,111

Net Increase (Decrease) in Net Assets Resulting from Operations	(43,703)	2,522	31,760	39,619

Increase (Decrease) in Net Assets from Contract Transactions	247,455	(9,121)	(114,894)	50,627

Total Increase (Decrease) in Net Assets	203,752	(6,599)	(83,134)	90,246

Net Assets as of December 31, 2021:	$206,076	$38,228	$160,222	$257,915

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	537	363	975	1,672

Net Investment Income (Loss)	(537)	(363)	(975)	(1,672)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	25,943	58,267
Realized Gain (Loss) on Investments	(1,713)	(1,385)	(59,098)	(87,915)

Net Realized Capital Gains (Losses) on Investments	(1,713)	(1,385)	(33,155)	(29,648)
Net Change in Unrealized Appreciation (Depreciation)	26,368	923	(7,241)	(14,247)

Net Gain (Loss) on Investment	24,655	(462)	(40,396)	(43,895)

Net Increase (Decrease) in Net Assets Resulting from Operations	24,118	(825)	(41,371)	(45,567)

Increase (Decrease) in Net Assets from Contract Transactions	(73,716)	8,225	8,789	(99,024)

Total Increase (Decrease) in Net Assets	(49,598)	7,400	(32,582)	(144,591)

Net Assets as of December 31, 2022:	$156,478	$45,628	$127,640	$113,324

See Accompanying Notes.
(1) See Footnote 1	12

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Telecommunications Subaccount	ProFund VP U.S. Government Plus Subaccount	ProFund VP UltraNASDAQ-100 Subaccount	ProFund VP UltraSmall-Cap Subaccount

Net Assets as of December 31, 2020:	$44,900	$156,830	$1,290,464	$407,864

Investment Income:
Reinvested Dividends	211	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	332	693	12,318	3,519

Net Investment Income (Loss)	(121)	(693)	(12,318)	(3,519)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	11,277	473,334	27,517
Realized Gain (Loss) on Investments	4,560	(4,593)	244,922	263,466

Net Realized Capital Gains (Losses) on Investments	4,560	6,684	718,256	290,983
Net Change in Unrealized Appreciation (Depreciation)	(136)	(2,059)	(1,949)	(103,449)

Net Gain (Loss) on Investment	4,424	4,625	716,307	187,534

Net Increase (Decrease) in Net Assets Resulting from Operations	4,303	3,932	703,989	184,015

Increase (Decrease) in Net Assets from Contract Transactions	(24,626)	(88,500)	375,135	33,089

Total Increase (Decrease) in Net Assets	(20,323)	(84,568)	1,079,124	217,104

Net Assets as of December 31, 2021:	$24,577	$72,262	$2,369,588	$624,968

Investment Income:
Reinvested Dividends	1,407	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	443	326	10,305	2,781

Net Investment Income (Loss)	964	(326)	(10,305)	(2,781)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	867,018	77,707
Realized Gain (Loss) on Investments	(801)	(9,565)	(1,771,788)	(225,116)

Net Realized Capital Gains (Losses) on Investments	(801)	(9,565)	(904,770)	(147,409)
Net Change in Unrealized Appreciation (Depreciation)	(14,919)	(18,904)	(778,896)	(58,117)

Net Gain (Loss) on Investment	(15,720)	(28,469)	(1,683,666)	(205,526)

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,756)	(28,795)	(1,693,971)	(208,307)

Increase (Decrease) in Net Assets from Contract Transactions	56,701	(2,982)	559,501	(62,022)

Total Increase (Decrease) in Net Assets	41,945	(31,777)	(1,134,470)	(270,329)

Net Assets as of December 31, 2022:	$66,522	$40,485	$1,235,118	$354,639

See Accompanying Notes.
(1) See Footnote 1	13

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	ProFund VP Utilities Subaccount	TA Aegon Bond Initial Class Subaccount	TA Aegon Core Bond Initial Class Subaccount	TA Aegon High Yield Bond Initial Class Subaccount

Net Assets as of December 31, 2020:	$142,249	$567,278	$720,949	$966,562

Investment Income:
Reinvested Dividends	3,425	8,669	21,262	51,429
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,306	5,401	5,511	6,607

Net Investment Income (Loss)	2,119	3,268	15,751	44,822

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	34,260	28,526	-
Realized Gain (Loss) on Investments	(3,228)	(16,798)	385	1,552

Net Realized Capital Gains (Losses) on Investments	(3,228)	17,462	28,911	1,552
Net Change in Unrealized Appreciation (Depreciation)	29,516	(33,321)	(58,057)	7,155

Net Gain (Loss) on Investment	26,288	(15,859)	(29,146)	8,707

Net Increase (Decrease) in Net Assets Resulting from Operations	28,407	(12,591)	(13,395)	53,529

Increase (Decrease) in Net Assets from Contract Transactions	57,910	144,128	78,006	(21,944)

Total Increase (Decrease) in Net Assets	86,317	131,537	64,611	31,585

Net Assets as of December 31, 2021:	$228,566	$698,815	$785,560	$998,147

Investment Income:
Reinvested Dividends	2,450	16,995	18,569	51,817
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,533	4,999	4,940	5,767

Net Investment Income (Loss)	917	11,996	13,629	46,050

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,672	-	2,952	-
Realized Gain (Loss) on Investments	1,339	(61,388)	(19,431)	(12,374)

Net Realized Capital Gains (Losses) on Investments	4,011	(61,388)	(16,479)	(12,374)
Net Change in Unrealized Appreciation (Depreciation)	(18,790)	(45,429)	(95,676)	(148,503)

Net Gain (Loss) on Investment	(14,779)	(106,817)	(112,155)	(160,877)

Net Increase (Decrease) in Net Assets Resulting from Operations	(13,862)	(94,821)	(98,526)	(114,827)

Increase (Decrease) in Net Assets from Contract Transactions	25,534	(76,778)	(90,067)	(46,457)

Total Increase (Decrease) in Net Assets	11,672	(171,599)	(188,593)	(161,284)

Net Assets as of December 31, 2022:	$240,238	$527,216	$596,967	$836,863

See Accompanying Notes.
(1) See Footnote 1	14

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA Aegon U.S. Government Securities Initial Class Subaccount	TA BlackRock Global Real Estate Securities Initial Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount

Net Assets as of December 31, 2020:	$1,223,218	$103,628	$1,028,543	$1,248,680

Investment Income:
Reinvested Dividends	27,769	860	27,988	34
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,208	332	7,023	7,366

Net Investment Income (Loss)	17,561	528	20,965	(7,332)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	2,759	-	-
Realized Gain (Loss) on Investments	(42,523)	959	(11,919)	-

Net Realized Capital Gains (Losses) on Investments	(42,523)	3,718	(11,919)	-
Net Change in Unrealized Appreciation (Depreciation)	284,885	(6,002)	238,884	-

Net Gain (Loss) on Investment	242,362	(2,284)	226,965	-

Net Increase (Decrease) in Net Assets Resulting from Operations	259,923	(1,756)	247,930	(7,332)

Increase (Decrease) in Net Assets from Contract Transactions	64,252	(61,782)	(81,020)	(339,760)

Total Increase (Decrease) in Net Assets	324,175	(63,538)	166,910	(347,092)

Net Assets as of December 31, 2021:	$1,547,393	$40,090	$1,195,453	$901,588

Investment Income:
Reinvested Dividends	28,521	350	32,735	11,745
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,642	235	5,638	5,535

Net Investment Income (Loss)	18,879	115	27,097	6,210

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	46,278	-	-	-
Realized Gain (Loss) on Investments	(13,975)	(953)	(25,487)	-

Net Realized Capital Gains (Losses) on Investments	32,303	(953)	(25,487)	-
Net Change in Unrealized Appreciation (Depreciation)	(243,900)	(4,214)	(339,343)	-

Net Gain (Loss) on Investment	(211,597)	(5,167)	(364,830)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(192,718)	(5,052)	(337,733)	6,210

Increase (Decrease) in Net Assets from Contract Transactions	(25,508)	(3,469)	(52,870)	(79,504)

Total Increase (Decrease) in Net Assets	(218,226)	(8,521)	(390,603)	(73,294)

Net Assets as of December 31, 2022:	$1,329,167	$31,569	$804,850	$828,294

See Accompanying Notes.
(1) See Footnote 1	15

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock iShares Active Asset Allocation - Conservative Initial Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Initial Class Subaccount	TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class Subaccount	TA BlackRock iShares Edge 40 Initial Class Subaccount

Net Assets as of December 31, 2020:	$53,956	$74,383	$1,281,606	$38,545

Investment Income:
Reinvested Dividends	854	903	11,148	804
Investment Expense:
Mortality and Expense Risk and Administrative Charges	583	555	11,118	214

Net Investment Income (Loss)	271	348	30	590

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,008	-	-	893
Realized Gain (Loss) on Investments	699	629	4,931	1,956

Net Realized Capital Gains (Losses) on Investments	1,707	629	4,931	2,849
Net Change in Unrealized Appreciation (Depreciation)	836	4,787	89,915	(1,027)

Net Gain (Loss) on Investment	2,543	5,416	94,846	1,822

Net Increase (Decrease) in Net Assets Resulting from Operations	2,814	5,764	94,876	2,412

Increase (Decrease) in Net Assets from Contract Transactions	(2,121)	5,605	2,896	5,767

Total Increase (Decrease) in Net Assets	693	11,369	97,772	8,179

Net Assets as of December 31, 2021:	$54,649	$85,752	$1,379,378	$46,724

Investment Income:
Reinvested Dividends	817	1,248	14,708	762
Investment Expense:
Mortality and Expense Risk and Administrative Charges	508	539	8,197	150

Net Investment Income (Loss)	309	709	6,511	612

Increase (Decrease) in Net Assets from Operations:

Capital Gain Distributions	6,722	9,380	40,297	1,658
Realized Gain (Loss) on Investments	(313)	(198)	(84,464)	(1,115)

Net Realized Capital Gains (Losses) on Investments	6,409	9,182	(44,167)	543
Net Change in Unrealized Appreciation (Depreciation)	(15,599)	(25,011)	(204,288)	(7,909)

Net Gain (Loss) on Investment	(9,190)	(15,829)	(248,455)	(7,366)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,881)	(15,120)	(241,944)	(6,754)

Increase (Decrease) in Net Assets from Contract Transactions	3,410	2,907	(260,850)	(1,224)

Total Increase (Decrease) in Net Assets	(5,471)	(12,213)	(502,794)	(7,978)

Net Assets as of December 31, 2022:	$49,178	$73,539	$876,584	$38,746

See Accompanying Notes.
(1) See Footnote 1	16

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA BlackRock Tactical Allocation Initial Class Subaccount	TA Goldman Sachs Managed Risk - Balanced ETF Initial Class Subaccount	TA Goldman Sachs Managed Risk - Conservative ETF Initial Class Subaccount	TA Goldman Sachs Managed Risk - Growth ETF Initial Class Subaccount

Net Assets as of December 31, 2020:	$922,932	$30,645	$-	$195,830

Investment Income:
Reinvested Dividends	49,219	351	-	3,028
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,786	167	-	1,717

Net Investment Income (Loss)	42,433	184	-	1,311

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	59,917	1,163	-	12,684
Realized Gain (Loss) on Investments	(12,478)	2,193	-	2,108

Net Realized Capital Gains (Losses) on Investments	47,439	3,356	-	14,792
Net Change in Unrealized Appreciation (Depreciation)	(25,152)	(994)	-	14,983

Net Gain (Loss) on Investment	22,287	2,362	-	29,775

Net Increase (Decrease) in Net Assets Resulting from Operations	64,720	2,546	-	31,086

Increase (Decrease) in Net Assets from Contract Transactions	(36,723)	(7,050)	-	82,842

Total Increase (Decrease) in Net Assets	27,997	(4,504)	-	113,928

Net Assets as of December 31, 2021:	$950,929	$26,141	$-	$309,758

Investment Income:
Reinvested Dividends	63,709	137	-	4,106
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,433	65	-	1,768

Net Investment Income (Loss)	58,276	72	-	2,338

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	135,215	189	-	14,107
Realized Gain (Loss) on Investments	(101,251)	(2,773)	-	(1,194)

Net Realized Capital Gains (Losses) on Investments	33,964	(2,584)	-	12,913
Net Change in Unrealized Appreciation (Depreciation)	(247,629)	(809)	-	(58,898)

Net Gain (Loss) on Investment	(213,665)	(3,393)	-	(45,985)

Net Increase (Decrease) in Net Assets Resulting from Operations	(155,389)	(3,321)	-	(43,647)

Increase (Decrease) in Net Assets from Contract Transactions	(49,177)	(17,324)	-	(29,092)

Total Increase (Decrease) in Net Assets	(204,566)	(20,645)	-	(72,739)

Net Assets as of December 31, 2022:	$746,363	$5,496	$-	$237,019

See Accompanying Notes.
(1) See Footnote 1	17

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA International Focus Initial Class Subaccount	TA Janus Balanced Initial Class Subaccount	TA Janus Mid-Cap Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Conservative Initial Class Subaccount

Net Assets as of December 31, 2020:	$1,895,786	$263,918	$13,376,468	$657,539

Investment Income:
Reinvested Dividends	23,856	3,984	38,304	17,462
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,624	2,000	97,910	3,410

Net Investment Income (Loss)	10,232	1,984	(59,606)	14,052

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	12,577	1,730,259	11,178
Realized Gain (Loss) on Investments	58,008	17,408	491,609	30,642

Net Realized Capital Gains (Losses) on Investments	58,008	29,985	2,221,868	41,820
Net Change in Unrealized Appreciation (Depreciation)	118,867	7,543	(58,695)	(20,697)

Net Gain (Loss) on Investment	176,875	37,528	2,163,173	21,123

Net Increase (Decrease) in Net Assets Resulting from Operations	187,107	39,512	2,103,567	35,175

Increase (Decrease) in Net Assets from Contract Transactions	(86,224)	35,836	(944,557)	10,998

Total Increase (Decrease) in Net Assets	100,883	75,348	1,159,010	46,173

Net Assets as of December 31, 2021:	$1,996,669	$339,266	$14,535,478	$703,712

Investment Income:
Reinvested Dividends	49,815	2,773	-	32,336
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,758	1,791	85,248	2,541

Net Investment Income (Loss)	39,057	982	(85,248)	29,795

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	87,232	28,887	1,869,705	53,234
Realized Gain (Loss) on Investments	(18,239)	(3,872)	46,890	(15,039)

Net Realized Capital Gains (Losses) on Investments	68,993	25,015	1,916,595	38,195
Net Change in Unrealized Appreciation (Depreciation)	(518,429)	(84,457)	(4,326,472)	(175,150)

Net Gain (Loss) on Investment	(449,436)	(59,442)	(2,409,877)	(136,955)

Net Increase (Decrease) in Net Assets Resulting from Operations	(410,379)	(58,460)	(2,495,125)	(107,160)

Increase (Decrease) in Net Assets from Contract Transactions	44,817	(45,731)	(335,660)	(69,308)

Total Increase (Decrease) in Net Assets	(365,562)	(104,191)	(2,830,785)	(176,468)

Net Assets as of December 31, 2022:	$1,631,107	$235,075	$11,704,693	$527,244

See Accompanying Notes.
(1) See Footnote 1	18

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan Asset Allocation - Growth Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount

Net Assets as of December 31, 2020:	$28,215,417	$6,226,996	$26,044,754	$477,251

Investment Income:
Reinvested Dividends	525,979	121,935	598,776	4,503
Investment Expense:
Mortality and Expense Risk and Administrative Charges	184,027	33,717	144,135	3,324

Net Investment Income (Loss)	341,952	88,218	454,641	1,179

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,921,453	40,786	687,292	65,686
Realized Gain (Loss) on Investments	1,482,820	146,224	711,086	27,885

Net Realized Capital Gains (Losses) on Investments	3,404,273	187,010	1,398,378	93,571
Net Change in Unrealized Appreciation (Depreciation)	1,540,870	255,823	1,583,722	48,187

Net Gain (Loss) on Investment	4,945,143	442,833	2,982,100	141,758

Net Increase (Decrease) in Net Assets Resulting from Operations	5,287,095	531,051	3,436,741	142,937

Increase (Decrease) in Net Assets from Contract Transactions	(1,006,372)	(165,549)	(1,180,094)	(15,812)

Total Increase (Decrease) in Net Assets	4,280,723	365,502	2,256,647	127,125

Net Assets as of December 31, 2021:	$32,496,140	$6,592,498	$28,301,401	$604,376

Investment Income:
Reinvested Dividends	1,619,978	305,093	1,270,840	3,146
Investment Expense:
Mortality and Expense Risk and Administrative Charges	138,269	26,697	109,557	2,923

Net Investment Income (Loss)	1,481,709	278,396	1,161,283	223

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,424,140	563,916	3,246,686	55,476
Realized Gain (Loss) on Investments	(81,376)	(146,609)	(151,561)	8,693

Net Realized Capital Gains (Losses) on Investments	5,342,764	417,307	3,095,125	64,169
Net Change in Unrealized Appreciation (Depreciation)	(14,264,036)	(1,777,744)	(9,211,127)	(182,204)

Net Gain (Loss) on Investment	(8,921,272)	(1,360,437)	(6,116,002)	(118,035)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,439,563)	(1,082,041)	(4,954,719)	(117,812)

Increase (Decrease) in Net Assets from Contract Transactions	(98,855)	(371,316)	(983,376)	(46,793)

Total Increase (Decrease) in Net Assets	(7,538,418)	(1,453,357)	(5,938,095)	(164,605)

Net Assets as of December 31, 2022:	$24,957,722	$5,139,141	$22,363,306	$439,771

See Accompanying Notes.
(1) See Footnote 1	19

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA JPMorgan International Moderate Growth Initial Class Subaccount	TA JPMorgan Mid Cap Value Initial Class Subaccount	TA JPMorgan Tactical Allocation Initial Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$1,423,926	$371,042	$1,155,718	$8,439,294

Investment Income:
Reinvested Dividends	23,197	3,352	21,674	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,306	3,155	8,328	64,760

Net Investment Income (Loss)	11,891	197	13,346	(64,760)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	6,933	71,141	2,223,035
Realized Gain (Loss) on Investments	51,876	(2,257)	22,863	901,047

Net Realized Capital Gains (Losses) on Investments	51,876	4,676	94,004	3,124,082
Net Change in Unrealized Appreciation (Depreciation)	56,739	98,425	(55,998)	(3,144,021)

Net Gain (Loss) on Investment	108,615	103,101	38,006	(19,939)

Net Increase (Decrease) in Net Assets Resulting from Operations	120,506	103,298	51,352	(84,699)

Increase (Decrease) in Net Assets from Contract Transactions	(8,321)	(11,492)	125,139	(302,850)

Total Increase (Decrease) in Net Assets	112,185	91,806	176,491	(387,549)

Net Assets as of December 31, 2021:	$1,536,111	$462,848	$1,332,209	$8,051,745

Investment Income:
Reinvested Dividends	67,601	3,514	22,175	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,040	3,096	7,799	31,217

Net Investment Income (Loss)	59,561	418	14,376	(31,217)

Increase (Decrease) in Net Assets from Operations:

Capital Gain Distributions	110,829	78,683	125,725	2,673,292
Realized Gain (Loss) on Investments	(29,964)	(2,273)	(46,034)	(973,170)

Net Realized Capital Gains (Losses) on Investments	80,865	76,410	79,691	1,700,122
Net Change in Unrealized Appreciation (Depreciation)	(412,750)	(117,589)	(302,091)	(6,427,240)

Net Gain (Loss) on Investment	(331,885)	(41,179)	(222,400)	(4,727,118)

Net Increase (Decrease) in Net Assets Resulting from Operations	(272,324)	(40,761)	(208,024)	(4,758,335)

Increase (Decrease) in Net Assets from Contract Transactions	(15,813)	(10,798)	(6,126)	(237,324)

Total Increase (Decrease) in Net Assets	(288,137)	(51,559)	(214,150)	(4,995,659)

Net Assets as of December 31, 2022:	$1,247,974	$411,289	$1,118,059	$3,056,086

See Accompanying Notes.
(1) See Footnote 1	20

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA Morgan Stanley Global Allocation Initial Class Subaccount	TA Multi-Managed Balanced Initial Class Subaccount	TA PIMCO Tactical - Balanced Initial Class Subaccount	TA PIMCO Tactical - Conservative Initial Class Subaccount

Net Assets as of December 31, 2020:	$171,513	$1,495,176	$240,028	$245,141

Investment Income:
Reinvested Dividends	2,406	17,869	-	2,866
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,009	9,901	1,754	2,050

Net Investment Income (Loss)	397	7,968	(1,754)	816

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	26,949	83,929	22,897	17,759
Realized Gain (Loss) on Investments	6,179	38,635	6,895	8,114

Net Realized Capital Gains (Losses) on Investments	33,128	122,564	29,792	25,873
Net Change in Unrealized Appreciation (Depreciation)	(19,881)	106,647	(10,122)	(18,612)

Net Gain (Loss) on Investment	13,247	229,211	19,670	7,261

Net Increase (Decrease) in Net Assets Resulting from Operations	13,644	237,179	17,916	8,077

Increase (Decrease) in Net Assets from Contract Transactions	(1,278)	(60,927)	37,195	(22,530)

Total Increase (Decrease) in Net Assets	12,366	176,252	55,111	(14,453)

Net Assets as of December 31, 2021:	$183,879	$1,671,428	$295,139	$230,688

Investment Income:
Reinvested Dividends	1,254	17,100	1,987	2,706
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,624	9,059	1,212	1,701

Net Investment Income (Loss)	(370)	8,041	775	1,005

Increase (Decrease) in Net Assets from Operations:

Capital Gain Distributions	47,406	169,623	20,941	11,385
Realized Gain (Loss) on Investments	(4,121)	2,793	(15,822)	(7,531)

Net Realized Capital Gains (Losses) on Investments	43,285	172,416	5,119	3,854
Net Change in Unrealized Appreciation (Depreciation)	(76,463)	(464,847)	(62,793)	(45,698)

Net Gain (Loss) on Investment	(33,178)	(292,431)	(57,674)	(41,844)

Net Increase (Decrease) in Net Assets Resulting from Operations	(33,548)	(284,390)	(56,899)	(40,839)

Increase (Decrease) in Net Assets from Contract Transactions	6,402	(113,129)	(25,924)	(348)

Total Increase (Decrease) in Net Assets	(27,146)	(397,519)	(82,823)	(41,187)

Net Assets as of December 31, 2022:	$156,733	$1,273,909	$212,316	$189,501

See Accompanying Notes.
(1) See Footnote 1	21

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	TA PIMCO Tactical - Growth Initial Class Subaccount	TA Small/Mid Cap Value Initial Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$411,646	$5,240,148	$2,816,584	$29,751,275

Investment Income:
Reinvested Dividends	-	39,235	-	24,935
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,232	42,078	16,979	226,001

Net Investment Income (Loss)	(3,232)	(2,843)	(16,979)	(201,066)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	31,829	-	231,204	4,608,814
Realized Gain (Loss) on Investments	12,432	203,181	224,163	979,657

Net Realized Capital Gains (Losses) on Investments	44,261	203,181	455,367	5,588,471
Net Change in Unrealized Appreciation (Depreciation)	(5,422)	1,183,147	(180,314)	369,317

Net Gain (Loss) on Investment	38,839	1,386,328	275,053	5,957,788

Net Increase (Decrease) in Net Assets Resulting from Operations	35,607	1,383,485	258,074	5,756,722

Increase (Decrease) in Net Assets from Contract Transactions	112	(195,514)	(698,462)	(1,481,234)

Total Increase (Decrease) in Net Assets	35,719	1,187,971	(440,388)	4,275,488

Net Assets as of December 31, 2021:	$447,365	$6,428,119	$2,376,196	$34,026,763

Investment Income:
Reinvested Dividends	-	36,031	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,710	38,207	13,066	184,199

Net Investment Income (Loss)	(2,710)	(2,176)	(13,066)	(184,199)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	47,949	926,442	731,962	4,429,430
Realized Gain (Loss) on Investments	(6,116)	137,217	(424,793)	329,622

Net Realized Capital Gains (Losses) on Investments	41,833	1,063,659	307,169	4,759,052
Net Change in Unrealized Appreciation (Depreciation)	(120,125)	(1,633,337)	(855,637)	(15,331,727)

Net Gain (Loss) on Investment	(78,292)	(569,678)	(548,468)	(10,572,675)

Net Increase (Decrease) in Net Assets Resulting from Operations	(81,002)	(571,854)	(561,534)	(10,756,874)

Increase (Decrease) in Net Assets from Contract Transactions	(14,175)	(15,263)	26,256	(619,568)

Total Increase (Decrease) in Net Assets	(95,177)	(587,117)	(535,278)	(11,376,442)

Net Assets as of December 31, 2022:	$352,188	$5,841,002	$1,840,918	$22,650,321

See Accompanying Notes.
(1) See Footnote 1	22

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2022

1. Organization

The TFLIC Series Life Account (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of TFLIC Financial Freedom Builder, TFLIC Freedom Elite Builder, TFLIC Freedom Elite Builder II, and TFLIC Freedom Wealth Protector.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund	AB Variable Products Series Fund
AB Balanced Hedged Allocation Class B Shares	AB Balanced Hedged Allocation Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund - Service Class 2
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
ProFunds	ProFunds
ProFund Access VP High Yield	ProFund Access VP High Yield
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Basic Materials	ProFund VP Basic Materials
ProFund VP Bull	ProFund VP Bull
ProFund VP Consumer Services	ProFund VP Consumer Services
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Oil & Gas	ProFund VP Oil & Gas
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP Telecommunications	ProFund VP Telecommunications
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraNASDAQ-100	ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2022

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Core Bond Initial Class	Transamerica Aegon Core Bond VP Initial Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock iShares Active Asset Allocation - Conservative Initial Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Initial Class
TA BlackRock iShares Active Asset Allocation - Moderate Initial Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Initial Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Initial Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA BlackRock Tactical Allocation Initial Class	Transamerica BlackRock Tactical Allocation VP Initial Class
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Initial Class
TA Goldman Sachs Managed Risk - Conservative ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Initial Class
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Initial Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Janus Balanced Initial Class	Transamerica Janus Balanced VP Initial Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan Mid Cap Value Initial Class	Transamerica JPMorgan Mid Cap Value VP Initial Class
TA JPMorgan Tactical Allocation Initial Class	Transamerica JPMorgan Tactical Allocation VP Initial Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Global Allocation Initial Class	Transamerica Morgan Stanley Global Allocation VP Initial Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA PIMCO Tactical - Balanced Initial Class	Transamerica PIMCO Tactical - Balanced VP Initial Class
TA PIMCO Tactical - Conservative Initial Class	Transamerica PIMCO Tactical - Conservative VP Initial Class
TA PIMCO Tactical - Growth Initial Class	Transamerica PIMCO Tactical - Growth VP Initial Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2022:

Subaccount	Formerly
AB Balanced Hedged Allocation Class B Shares	AB Balanced Wealth Strategy Class B Shares
TA Aegon Bond Initial Class	TA PIMCO Total Return Initial Class
TA Aegon Core Bond Initial Class	TA JPMorgan Core Bond Initial Class
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	TA Managed Risk - Balanced ETF Initial Class
TA Goldman Sachs Managed Risk - Conservative ETF Initial Class	TA Managed Risk - Conservative ETF Initial Class
TA Goldman Sachs Managed Risk - Growth ETF Initial Class	TA Managed Risk - Growth ETF Initial Class

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2022

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable life separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2022

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Balanced Hedged Allocation Class B Shares	$67,418	$61,386

American Funds - Growth Class 2 Shares	493	-

American Funds - Growth-Income Class 2 Shares	685	113

American Funds - International Class 2 Shares	997	83

Fidelity® VIP Contrafund® Service Class 2	124,182	100,197

Fidelity® VIP Equity-Income Service Class 2	78,250	35,162

Fidelity® VIP Growth Opportunities Service Class 2	142,321	30,119

Fidelity® VIP Index 500 Service Class 2	747,376	373,769

Franklin Allocation Class 4 Shares	25,093	15,720

ProFund Access VP High Yield	27,609	39,940

ProFund VP Asia 30	276,405	181,259

ProFund VP Basic Materials	230,943	286,322

ProFund VP Bull	150,196	137,103

ProFund VP Consumer Services	25,809	41,152

ProFund VP Emerging Markets	273,240	121,364

ProFund VP Europe 30	123,787	115,959

ProFund VP Falling U.S. Dollar	1,772	14,455

ProFund VP Financials	64,936	70,270

ProFund VP Government Money Market	674,971	628,646

ProFund VP International	162,419	645

ProFund VP Japan	282,647	114,117

ProFund VP Mid-Cap	253,545	259,183

ProFund VP NASDAQ-100	1,071,169	623,061

ProFund VP Oil & Gas	668,670	634,636

ProFund VP Pharmaceuticals	37,205	78,945

ProFund VP Precious Metals	472,045	406,099

ProFund VP Short Emerging Markets	415,169	417,512

ProFund VP Short International	1,619	46

ProFund VP Short NASDAQ-100	1,145,588	1,219,841

ProFund VP Short Small-Cap	709,009	701,147

ProFund VP Small-Cap	362,048	328,287

ProFund VP Small-Cap Value	410,386	452,816

ProFund VP Telecommunications	64,666	7,001

ProFund VP U.S. Government Plus	88,761	92,071

ProFund VP UltraNASDAQ-100	3,828,359	2,412,099

ProFund VP UltraSmall-Cap	892,760	879,860

ProFund VP Utilities	541,571	512,445

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2022

3. Investments (continued)

Subaccount	Purchases	Sales

TA Aegon Bond Initial Class	$841,247	$906,025

TA Aegon Core Bond Initial Class	57,130	130,616

TA Aegon High Yield Bond Initial Class	133,319	133,725

TA Aegon Sustainable Equity Income Initial Class	407,744	368,096

TA Aegon U.S. Government Securities Initial Class	4,383	7,736

TA BlackRock Global Real Estate Securities Initial Class	143,851	169,625

TA BlackRock Government Money Market Initial Class	178,100	251,278

TA BlackRock iShares Active Asset Allocation - Conservative Initial Class	13,166	2,724

TA BlackRock iShares Active Asset Allocation - Moderate Initial Class	14,867	1,871

TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class	326,048	540,091

TA BlackRock iShares Edge 40 Initial Class	18,508	17,462

TA BlackRock Tactical Allocation Initial Class	418,765	274,451

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	6,590	23,659

TA Goldman Sachs Managed Risk - Conservative ETF Initial Class	-	-

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	51,143	63,793

TA International Focus Initial Class	448,671	277,566

TA Janus Balanced Initial Class	149,602	165,483

TA Janus Mid-Cap Growth Initial Class	2,447,347	998,674

TA JPMorgan Asset Allocation - Conservative Initial Class	144,441	130,721

TA JPMorgan Asset Allocation - Growth Initial Class	10,915,400	4,108,415

TA JPMorgan Asset Allocation - Moderate Initial Class	1,546,919	1,075,913

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	7,290,418	3,865,831

TA JPMorgan Enhanced Index Initial Class	201,142	192,235

TA JPMorgan International Moderate Growth Initial Class	778,017	623,442

TA JPMorgan Mid Cap Value Initial Class	82,198	13,895

TA JPMorgan Tactical Allocation Initial Class	423,845	289,861

TA Morgan Stanley Capital Growth Initial Class	3,177,050	772,315

TA Morgan Stanley Global Allocation Initial Class	70,681	17,245

TA Multi-Managed Balanced Initial Class	270,861	206,326

TA PIMCO Tactical - Balanced Initial Class	79,655	83,862

TA PIMCO Tactical - Conservative Initial Class	52,092	40,051

TA PIMCO Tactical - Growth Initial Class	79,083	48,021

TA Small/Mid Cap Value Initial Class	2,206,513	1,297,633

TA T. Rowe Price Small Cap Initial Class	1,435,214	690,063

TA WMC US Growth Initial Class	5,080,269	1,454,627

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	2,221	(2,434)	(213)	129	(105)	24

American Funds - Growth Class 2 Shares	7	-	7	6	-	6

American Funds - Growth-Income Class 2 Shares	23	(5)	18	23	(146)	(123)

American Funds - International Class 2 Shares	55	(6)	49	46	(43)	3

Fidelity® VIP Contrafund® Service Class 2	1,608	(2,048)	(440)	1,295	(1,118)	177

Fidelity® VIP Equity-Income Service Class 2	1,519	(999)	520	1,230	(979)	251

Fidelity® VIP Growth Opportunities Service Class 2	850	(628)	222	3,021	(4,064)	(1,043)

Fidelity® VIP Index 500 Service Class 2	15,619	(8,126)	7,493	23,047	(18,297)	4,750

Franklin Allocation Class 4 Shares	742	(592)	150	359	(173)	186

ProFund Access VP High Yield	1,335	(2,084)	(749)	1,442	(1,439)	3

ProFund VP Asia 30	24,008	(16,737)	7,271	114,937	(113,080)	1,857

ProFund VP Basic Materials	13,070	(17,302)	(4,232)	17,066	(15,703)	1,363

ProFund VP Bull	4,023	(3,918)	105	965	(595)	370

ProFund VP Consumer Services	584	(1,020)	(436)	1,656	(1,022)	634

ProFund VP Emerging Markets	36,882	(16,030)	20,852	18,311	(21,988)	(3,677)

ProFund VP Europe 30	10,389	(10,130)	259	21,321	(20,266)	1,055

ProFund VP Falling U.S. Dollar	350	(2,886)	(2,536)	6,362	(28,190)	(21,828)

ProFund VP Financials	3,142	(3,435)	(293)	6,928	(3,275)	3,653

ProFund VP Government Money Market	70,259	(65,739)	4,520	19,789	(13,937)	5,852

ProFund VP International	17,662	(59)	17,603	4,436	(4,449)	(13)

ProFund VP Japan	19,423	(7,979)	11,444	49	(49)	-

ProFund VP Mid-Cap	8,345	(10,549)	(2,204)	11,228	(9,844)	1,384

ProFund VP NASDAQ-100	8,916	(9,051)	(135)	17,587	(10,459)	7,128

ProFund VP Oil & Gas	68,050	(63,130)	4,920	464,469	(514,003)	(49,534)

ProFund VP Pharmaceuticals	936	(2,942)	(2,006)	3,773	(3,856)	(83)

ProFund VP Precious Metals	98,023	(96,217)	1,806	545,731	(564,495)	(18,764)

ProFund VP Short Emerging Markets	177,972	(189,094)	(11,122)	359,837	(329,978)	29,859

ProFund VP Short International	949	(17)	932	37	-	37

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

ProFund VP Short NASDAQ-100	2,388,685	(2,613,241)	(224,556)	6,123,639	(5,611,778)	511,861

ProFund VP Short Small-Cap	850,002	(850,383)	(381)	5,227,759	(5,224,711)	3,048

ProFund VP Small-Cap	14,440	(14,327)	113	7,164	(11,202)	(4,038)

ProFund VP Small-Cap Value	13,633	(18,326)	(4,693)	19,597	(18,012)	1,585

ProFund VP Telecommunications	3,996	(418)	3,578	504	(2,005)	(1,501)

ProFund VP U.S. Government Plus	4,796	(4,934)	(138)	32,063	(35,513)	(3,450)

ProFund VP UltraNASDAQ-100	24,872	(21,065)	3,807	24,993	(22,965)	2,028

ProFund VP UltraSmall-Cap	32,656	(32,778)	(122)	118,049	(115,088)	2,961

ProFund VP Utilities	22,452	(21,879)	573	9,088	(6,329)	2,759

TA Aegon Bond Initial Class	50,212	(54,151)	(3,939)	47,213	(39,467)	7,746

TA Aegon Core Bond Initial Class	2,265	(7,522)	(5,257)	7,955	(3,692)	4,263

TA Aegon High Yield Bond Initial Class	3,337	(5,104)	(1,767)	2,498	(3,286)	(788)

TA Aegon Sustainable Equity Income Initial Class	11,787	(12,590)	(803)	13,879	(11,712)	2,167

TA Aegon U.S. Government Securities Initial Class	296	(570)	(274)	859	(4,634)	(3,775)

TA BlackRock Global Real Estate Securities Initial Class	4,686	(5,570)	(884)	7,013	(9,887)	(2,874)

TA BlackRock Government Money Market Initial Class	15,429	(22,993)	(7,564)	17,001	(46,473)	(29,472)

TA BlackRock iShares Active Asset Allocation - Conservative Initial Class	426	(170)	256	845	(967)	(122)

TA BlackRock iShares Active Asset Allocation - Moderate Initial Class	323	(100)	223	1,931	(1,581)	350

TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class	21,431	(42,016)	(20,585)	16,133	(15,891)	242

TA BlackRock iShares Edge 40 Initial Class	810	(879)	(69)	1,743	(1,358)	385

TA BlackRock Tactical Allocation Initial Class	13,161	(16,316)	(3,155)	10,339	(12,463)	(2,124)

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	376	(1,429)	(1,053)	1,039	(1,395)	(356)

TA Goldman Sachs Managed Risk - Conservative ETF Initial Class	-	-	-	-	-	-

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	1,792	(3,314)	(1,522)	5,651	(1,205)	4,446

TA International Focus Initial Class	21,240	(15,986)	5,254	9,907	(14,051)	(4,144)

TA Janus Balanced Initial Class	5,257	(7,457)	(2,200)	5,216	(3,913)	1,303

TA Janus Mid-Cap Growth Initial Class	13,825	(22,784)	(8,959)	21,663	(42,587)	(20,924)

TA JPMorgan Asset Allocation - Conservative Initial Class	2,866	(6,184)	(3,318)	17,549	(16,964)	585

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA JPMorgan Asset Allocation - Growth Initial Class	123,643	(125,310)	(1,667)	165,921	(191,379)	(25,458)

TA JPMorgan Asset Allocation - Moderate Initial Class	29,013	(44,287)	(15,274)	46,662	(51,685)	(5,023)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	104,238	(138,280)	(34,042)	171,300	(205,204)	(33,904)

TA JPMorgan Enhanced Index Initial Class	2,984	(4,173)	(1,189)	2,827	(3,084)	(257)

TA JPMorgan International Moderate Growth Initial Class	40,636	(43,172)	(2,536)	12,944	(13,661)	(717)

TA JPMorgan Mid Cap Value Initial Class	-	(248)	(248)	-	(283)	(283)

TA JPMorgan Tactical Allocation Initial Class	17,217	(17,801)	(584)	19,337	(12,111)	7,226

TA Morgan Stanley Capital Growth Initial Class	9,126	(12,592)	(3,466)	11,615	(14,211)	(2,596)

TA Morgan Stanley Global Allocation Initial Class	1,395	(964)	431	4,166	(4,261)	(95)

TA Multi-Managed Balanced Initial Class	2,354	(5,709)	(3,355)	3,198	(4,840)	(1,642)

TA PIMCO Tactical - Balanced Initial Class	3,645	(5,350)	(1,705)	10,333	(8,159)	2,174

TA PIMCO Tactical - Conservative Initial Class	2,644	(2,625)	19	5,929	(7,407)	(1,478)

TA PIMCO Tactical - Growth Initial Class	2,002	(2,918)	(916)	8,547	(8,692)	(145)

TA Small/Mid Cap Value Initial Class	22,352	(23,072)	(720)	28,783	(33,439)	(4,656)

TA T. Rowe Price Small Cap Initial Class	13,831	(13,737)	94	5,940	(17,453)	(11,513)

TA WMC US Growth Initial Class	14,594	(27,139)	(12,545)	19,624	(44,289)	(24,665)

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	$58,275	$(61,069)	$(2,794)	$3,618	$(2,702)	$916

American Funds - Growth Class 2 Shares	219	1	220	215	-	215

American Funds - Growth-Income Class 2 Shares	510	(113)	397	559	(3,477)	(2,918)

American Funds - International Class 2 Shares	691	(82)	609	735	(709)	26

Fidelity® VIP Contrafund® Service Class 2	74,780	(95,464)	(20,684)	63,605	(55,638)	7,967

Fidelity® VIP Equity-Income Service Class 2	49,687	(32,433)	17,254	39,635	(31,621)	8,014

Fidelity® VIP Growth Opportunities Service Class 2	36,784	(27,385)	9,399	172,460	(232,437)	(59,977)

Fidelity® VIP Index 500 Service Class 2	687,305	(355,147)	332,158	1,053,274	(831,017)	222,257

Franklin Allocation Class 4 Shares	19,589	(15,546)	4,043	10,255	(4,860)	5,395

ProFund Access VP High Yield	25,985	(39,700)	(13,715)	30,590	(30,065)	525

ProFund VP Asia 30	231,753	(179,565)	52,188	1,667,698	(1,623,961)	43,737

ProFund VP Basic Materials	228,871	(285,511)	(56,640)	274,800	(247,295)	27,505

ProFund VP Bull	133,013	(136,185)	(3,172)	30,076	(18,952)	11,124

ProFund VP Consumer Services	23,934	(39,989)	(16,055)	80,693	(48,607)	32,086

ProFund VP Emerging Markets	272,966	(121,036)	151,930	215,134	(235,363)	(20,229)

ProFund VP Europe 30	121,022	(115,674)	5,348	251,997	(241,683)	10,314

ProFund VP Falling U.S. Dollar	1,775	(14,401)	(12,626)	38,007	(169,816)	(131,809)

ProFund VP Financials	61,771	(69,133)	(7,362)	131,203	(60,220)	70,983

ProFund VP Government Money Market	672,639	(627,236)	45,403	189,865	(132,603)	57,262

ProFund VP International	161,995	(547)	161,448	48,805	(49,003)	(198)

ProFund VP Japan	280,484	(114,042)	166,442	737	(727)	10

ProFund VP Mid-Cap	210,347	(258,745)	(48,398)	309,243	(270,078)	39,165

ProFund VP NASDAQ-100	571,770	(608,186)	(36,416)	1,317,423	(771,301)	546,122

ProFund VP Oil & Gas	662,327	(631,549)	30,778	2,995,590	(3,357,034)	(361,444)

ProFund VP Pharmaceuticals	24,523	(77,193)	(52,670)	99,962	(101,715)	(1,753)

ProFund VP Precious Metals	472,270	(404,876)	67,394	2,854,545	(2,965,908)	(111,363)

ProFund VP Short Emerging Markets	414,450	(417,310)	(2,860)	691,662	(638,487)	53,175

ProFund VP Short International	1,619	(28)	1,591	89	-	89

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

ProFund VP Short NASDAQ-100	$1,145,634	$(1,219,350)	$(73,716)	$2,737,981	$(2,490,526)	$247,455

ProFund VP Short Small-Cap	709,017	(700,792)	8,225	3,967,604	(3,976,725)	(9,121)

ProFund VP Small-Cap	336,318	(327,529)	8,789	198,296	(313,190)	(114,894)

ProFund VP Small-Cap Value	352,436	(451,460)	(99,024)	532,015	(481,388)	50,627

ProFund VP Telecommunications	63,302	(6,601)	56,701	8,051	(32,677)	(24,626)

ProFund VP U.S. Government Plus	88,809	(91,791)	(2,982)	656,622	(745,122)	(88,500)

ProFund VP UltraNASDAQ-100	2,964,912	(2,405,411)	559,501	3,999,391	(3,624,256)	375,135

ProFund VP UltraSmall-Cap	815,679	(877,701)	(62,022)	4,422,007	(4,388,918)	33,089

ProFund VP Utilities	536,724	(511,190)	25,534	191,556	(133,646)	57,910

TA Aegon Bond Initial Class	825,698	(902,476)	(76,778)	868,163	(724,035)	144,128

TA Aegon Core Bond Initial Class	37,117	(127,184)	(90,067)	145,594	(67,588)	78,006

TA Aegon High Yield Bond Initial Class	82,807	(129,264)	(46,457)	65,740	(87,684)	(21,944)

TA Aegon Sustainable Equity Income Initial Class	335,885	(361,393)	(25,508)	414,060	(349,808)	64,252

TA Aegon U.S. Government Securities Initial Class	4,054	(7,523)	(3,469)	13,363	(75,145)	(61,782)

TA BlackRock Global Real Estate Securities Initial Class	113,520	(166,390)	(52,870)	215,275	(296,295)	(81,020)

TA BlackRock Government Money Market Initial Class	168,480	(247,984)	(79,504)	179,912	(519,672)	(339,760)

TA BlackRock iShares Active Asset Allocation - Conservative Initial Class	5,690	(2,280)	3,410	12,393	(14,514)	(2,121)

TA BlackRock iShares Active Asset Allocation - Moderate Initial Class	4,263	(1,356)	2,907	28,802	(23,197)	5,605

TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class	274,252	(535,102)	(260,850)	230,309	(227,413)	2,896

TA BlackRock iShares Edge 40 Initial Class	16,103	(17,327)	(1,224)	36,711	(30,944)	5,767

TA BlackRock Tactical Allocation Initial Class	221,644	(270,821)	(49,177)	193,461	(230,184)	(36,723)

TA Goldman Sachs Managed Risk - Balanced ETF Initial Class	6,261	(23,585)	(17,324)	18,505	(25,555)	(7,050)

TA Goldman Sachs Managed Risk - Conservative ETF Initial Class	-	-	-	-	-	-

TA Goldman Sachs Managed Risk - Growth ETF Initial Class	33,107	(62,199)	(29,092)	107,667	(24,825)	82,842

TA International Focus Initial Class	316,696	(271,879)	44,817	189,479	(275,703)	(86,224)

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Janus Balanced Initial Class	$118,236	$(163,967)	$(45,731)	$125,032	$(89,196)	$35,836

TA Janus Mid-Cap Growth Initial Class	608,631	(944,291)	(335,660)	1,075,109	(2,019,666)	(944,557)

TA JPMorgan Asset Allocation - Conservative Initial Class	59,565	(128,873)	(69,308)	392,947	(381,949)	10,998

TA JPMorgan Asset Allocation - Growth Initial Class	3,941,529	(4,040,384)	(98,855)	5,967,582	(6,973,954)	(1,006,372)

TA JPMorgan Asset Allocation - Moderate Initial Class	687,620	(1,058,936)	(371,316)	1,224,519	(1,390,068)	(165,549)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	2,830,465	(3,813,841)	(983,376)	5,120,190	(6,300,284)	(1,180,094)

TA JPMorgan Enhanced Index Initial Class	143,245	(190,038)	(46,793)	133,353	(149,165)	(15,812)

TA JPMorgan International Moderate Growth Initial Class	602,663	(618,476)	(15,813)	222,564	(230,885)	(8,321)

TA JPMorgan Mid Cap Value Initial Class	-	(10,798)	(10,798)	-	(11,492)	(11,492)

TA JPMorgan Tactical Allocation Initial Class	279,489	(285,615)	(6,126)	343,808	(218,669)	125,139

TA Morgan Stanley Capital Growth Initial Class	515,712	(753,036)	(237,324)	1,318,888	(1,621,738)	(302,850)

TA Morgan Stanley Global Allocation Initial Class	22,264	(15,862)	6,402	75,773	(77,051)	(1,278)

TA Multi-Managed Balanced Initial Class	87,401	(200,530)	(113,129)	121,098	(182,025)	(60,927)

TA PIMCO Tactical - Balanced Initial Class	56,943	(82,867)	(25,924)	181,796	(144,601)	37,195

TA PIMCO Tactical - Conservative Initial Class	38,488	(38,836)	(348)	97,852	(120,382)	(22,530)

TA PIMCO Tactical - Growth Initial Class	31,808	(45,983)	(14,175)	153,513	(153,401)	112

TA Small/Mid Cap Value Initial Class	1,259,016	(1,274,279)	(15,263)	1,625,692	(1,821,206)	(195,514)

TA T. Rowe Price Small Cap Initial Class	708,524	(682,268)	26,256	368,077	(1,066,539)	(698,462)

TA WMC US Growth Initial Class	718,761	(1,338,329)	(619,568)	1,136,000	(2,617,234)	(1,481,234)

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
AB Balanced Hedged Allocation Class B Shares
12/31/2022	2,635	$23.83	to	$20.91	$62,755	3.09%	0.30%	to	1.50%	(19.41	) %	to	(20.36	) %
12/31/2021	2,848	29.57	to	26.26	81,292	0.26	0.30	to	1.50	13.03		to	11.69
12/31/2020	2,824	26.16	to	23.51	71,504	2.26	0.30	to	1.50	8.93		to	7.64
12/31/2019	3,302	24.02	to	21.84	76,236	2.32	0.30	to	1.50	17.85		to	16.46
12/31/2018	3,336	20.38	to	18.76	65,731	1.80	0.30	to	1.50	(6.69)		to	(7.80)
American Funds - Growth Class 2 Shares
12/31/2022	63	27.88	to	27.88	1,756	0.34	0.00	to	0.00	(29.94)		to	(29.94)
12/31/2021	56	39.79	to	39.79	2,230	0.23	0.00	to	0.00	21.99		to	21.99
12/31/2020	50	32.62	to	32.62	1,634	0.32	0.00	to	0.00	52.08		to	52.08
12/31/2019	41	21.45	to	21.45	875	0.82	0.00	to	0.00	30.77		to	30.77
12/31/2018	34	16.40	to	16.40	551	0.46	0.00	to	0.00	(0.25)		to	(0.25)
American Funds - Growth-Income Class 2 Shares
12/31/2022	79	21.96	to	21.96	1,734	1.42	0.00	to	0.00	(16.49)		to	(16.49)
12/31/2021	61	26.29	to	26.29	1,616	0.97	0.00	to	0.00	24.10		to	24.10
12/31/2020	184	21.19	to	21.19	3,893	1.48	0.00	to	0.00	13.55		to	13.55
12/31/2019	168	18.66	to	18.66	3,127	1.75	0.00	to	0.00	26.14		to	26.14
12/31/2018	164	14.79	to	14.79	2,427	1.60	0.00	to	0.00	(1.79)		to	(1.79)
American Funds - International Class 2 Shares
12/31/2022	183	12.05	to	12.05	2,202	1.95	0.00	to	0.00	(20.79)		to	(20.79)
12/31/2021	134	15.22	to	15.22	2,040	2.27	0.00	to	0.00	(1.50)		to	(1.50)
12/31/2020	131	15.45	to	15.45	2,031	0.73	0.00	to	0.00	13.97		to	13.97
12/31/2019	129	13.55	to	13.55	1,753	1.45	0.00	to	0.00	22.88		to	22.88
12/31/2018	154	11.03	to	11.03	1,702	1.90	0.00	to	0.00	(13.13)		to	(13.13)
Fidelity® VIP Contrafund® Service Class 2
12/31/2022	22,471	40.89	to	39.40	897,301	0.27	0.30	to	0.90	(26.71)		to	(27.14)
12/31/2021	22,911	55.79	to	54.07	1,253,720	0.03	0.30	to	0.90	27.13		to	26.37
12/31/2020	22,734	43.89	to	42.79	982,869	0.08	0.30	to	0.90	29.84		to	29.07
12/31/2019	23,519	33.80	to	33.15	786,557	0.22	0.30	to	0.90	30.88		to	30.10
12/31/2018	23,992	25.82	to	25.48	615,781	0.44	0.30	to	0.90	(6.92)		to	(7.48)
Fidelity® VIP Equity-Income Service Class 2
12/31/2022	17,426	33.51	to	32.29	570,685	1.75	0.30	to	0.90	(5.53)		to	(6.09)
12/31/2021	16,906	35.48	to	34.38	588,563	1.68	0.30	to	0.90	24.23		to	23.49
12/31/2020	16,655	28.56	to	27.84	468,705	1.57	0.30	to	0.90	6.12		to	5.49
12/31/2019	18,310	26.91	to	26.39	487,637	1.90	0.30	to	0.90	26.73		to	25.97
12/31/2018	18,393	21.23	to	20.95	388,203	2.09	0.30	to	0.90	(8.81)		to	(9.36)
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2022	13,427	35.52	to	34.22	466,297	-	0.30	to	0.90	(38.50)		to	(38.87)
12/31/2021	13,205	57.75	to	55.97	748,249	-	0.30	to	0.90	11.34		to	10.67
12/31/2020	14,248	51.87	to	50.57	728,844	-	0.30	to	0.90	67.73		to	66.73
12/31/2019	13,573	30.93	to	30.33	415,722	-	0.30	to	0.90	40.07		to	39.24
12/31/2018	14,199	22.08	to	21.78	311,739	0.08	0.30	to	0.90	11.87		to	11.20
Fidelity® VIP Index 500 Service Class 2
12/31/2022	83,913	43.59	to	42.55	3,482,330	1.25	-	to	1.50	(18.42)		to	(19.62)
12/31/2021	76,420	53.43	to	52.93	3,911,275	1.05	0.00	to	1.50	28.26		to	26.36
12/31/2020	71,670	41.66	to	41.89	2,879,053	1.45	0.00	to	1.50	17.95		to	16.20
12/31/2019	83,537	35.32	to	36.05	2,858,053	1.78	0.00	to	1.50	31.02		to	29.08
12/31/2018	83,536	26.96	to	27.93	2,190,913	1.65	0.00	to	1.50	(4.73)		to	(6.15)

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
Franklin Allocation Class 4 Shares
12/31/2022	2,029	$25.46	to	$22.34	$51,363	1.49%	0.30%	to	1.50%	(16.44	) %	to	(17.43	) %
12/31/2021	1,879	30.47	to	27.06	56,797	1.56	0.30	to	1.50	11.20		to	9.89
12/31/2020	1,693	27.40	to	24.62	46,048	1.32	0.30	to	1.50	11.42		to	10.10
12/31/2019	1,505	24.59	to	22.36	36,217	3.20	0.30	to	1.50	19.20		to	17.79
12/31/2018	1,376	20.63	to	18.99	27,840	2.72	0.30	to	1.50	(9.85)		to	(10.92)
ProFund Access VP High Yield
12/31/2022	2,571	19.47	to	17.93	49,659	2.98	0.30	to	1.50	(8.24)		to	(9.32)
12/31/2021	3,320	21.22	to	19.78	69,378	2.42	0.30	to	1.50	(0.03)		to	(1.21)
12/31/2020	3,317	21.23	to	20.02	69,038	5.86	0.30	to	1.50	(0.36)		to	(1.54)
12/31/2019	4,235	21.30	to	20.33	88,227	4.77	0.30	to	1.50	12.09		to	10.77
12/31/2018	3,689	19.00	to	18.35	68,783	2.62	0.30	to	1.50	(0.91)		to	(2.09)
ProFund VP Asia 30
12/31/2022	48,390	8.92	to	15.88	469,301	0.49	0.30	to	1.50	(24.65)		to	(25.54)
12/31/2021	41,119	11.84	to	21.33	535,532	-	0.30	to	1.50	(18.76)		to	(19.73)
12/31/2020	39,262	14.58	to	26.57	615,260	1.02	0.30	to	1.50	35.14		to	33.55
12/31/2019	52,999	10.79	to	19.90	605,511	0.20	0.30	to	1.50	25.93		to	24.44
12/31/2018	33,714	8.57	to	15.99	316,302	0.41	0.30	to	1.50	(18.84)		to	(19.81)
ProFund VP Basic Materials
12/31/2022	7,351	16.23	to	27.82	119,026	0.22	0.30	to	1.50	(9.41)		to	(10.48)
12/31/2021	11,583	17.92	to	31.08	202,990	0.23	0.30	to	1.50	25.25		to	23.77
12/31/2020	10,220	14.31	to	25.11	144,019	0.67	0.30	to	1.50	16.14		to	14.76
12/31/2019	9,302	12.32	to	21.88	113,150	0.29	0.30	to	1.50	17.37		to	15.98
12/31/2018	6,442	10.50	to	18.87	66,713	0.49	0.30	to	1.50	(17.91)		to	(18.88)
ProFund VP Bull
12/31/2022	3,973	28.89	to	33.87	112,648	-	0.30	to	1.50	(19.98)		to	(20.92)
12/31/2021	3,868	36.10	to	42.83	136,367	-	0.30	to	1.50	25.96		to	24.47
12/31/2020	3,498	28.66	to	34.41	99,048	0.11	0.30	to	1.50	15.69		to	14.32
12/31/2019	282	24.78	to	30.10	7,611	0.11	0.30	to	1.50	28.50		to	26.98
12/31/2018	3,824	19.28	to	23.70	79,786	-	0.30	to	1.50	(6.43)		to	(7.54)
ProFund VP Consumer Services
12/31/2022	5,245	33.08	to	41.96	180,785	-	0.30	to	1.50	(31.74)		to	(32.54)
12/31/2021	5,681	48.45	to	62.20	283,463	-	0.30	to	1.50	9.90		to	8.60
12/31/2020	5,047	44.09	to	57.28	228,599	-	0.30	to	1.50	27.96		to	26.45
12/31/2019	4,955	34.46	to	45.30	176,731	-	0.30	to	1.50	24.27		to	22.80
12/31/2018	5,608	27.73	to	36.89	158,616	-	0.30	to	1.50	0.31		to	(0.88)
ProFund VP Emerging Markets
12/31/2022	27,898	7.21	to	13.74	202,105	0.45	0.30	to	1.50	(16.44)		to	(17.43)
12/31/2021	7,046	8.63	to	16.64	69,120	-	0.30	to	1.50	(18.26)		to	(19.23)
12/31/2020	10,723	10.56	to	20.60	123,604	0.65	0.30	to	1.50	26.34		to	24.85
12/31/2019	36,341	8.35	to	16.50	312,649	0.27	0.30	to	1.50	23.86		to	22.40
12/31/2018	13,071	6.75	to	13.48	96,712	0.24	0.30	to	1.50	(15.52)		to	(16.53)
ProFund VP Europe 30
12/31/2022	1,781	10.84	to	15.97	23,818	1.66	0.30	to	1.50	(8.04)		to	(9.12)
12/31/2021	1,522	11.79	to	17.57	22,509	0.34	0.30	to	1.50	24.16		to	22.69
12/31/2020	467	9.50	to	14.32	4,793	2.84	0.30	to	1.50	(9.50)		to	(10.57)
12/31/2019	420	10.50	to	16.01	4,861	0.83	0.30	to	1.50	17.44		to	16.05
12/31/2018	2,035	8.94	to	13.80	18,232	2.60	0.30	to	1.50	(14.39)		to	(15.41)

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Falling U.S. Dollar
12/31/2022	518	$5.19	to	$5.19	$2,688	-%	0.30%	to	1.50%	(9.03	) %	to	(10.11	) %
12/31/2021	3,054	5.70	to	5.78	17,205	-	0.30	to	1.50	(8.31)		to	(9.39)
12/31/2020	24,882	6.22	to	6.37	154,560	0.07	0.30	to	1.50	4.49		to	3.26
12/31/2019	6,399	5.95	to	6.17	38,037	0.03	0.30	to	1.50	(2.63)		to	(3.78)
12/31/2018	1,085	6.11	to	6.42	6,578	-	0.30	to	1.50	(6.59)		to	(7.70)
ProFund VP Financials
12/31/2022	13,741	17.13	to	25.56	245,038	0.09	0.30	to	1.50	(15.39)		to	(16.39)
12/31/2021	14,034	20.24	to	30.58	299,445	0.36	0.30	to	1.50	29.71		to	28.18
12/31/2020	10,381	15.61	to	23.85	172,557	0.64	0.30	to	1.50	(2.06)		to	(3.22)
12/31/2019	10,499	15.93	to	24.65	175,440	0.49	0.30	to	1.50	29.88		to	28.35
12/31/2018	14,710	12.27	to	19.20	185,098	0.36	0.30	to	1.50	(10.70)		to	(11.76)
ProFund VP Government Money Market
12/31/2022	24,827	9.98	to	8.30	240,886	0.98	0.30	to	1.50	0.74		to	(0.45)
12/31/2021	20,307	9.91	to	8.34	194,561	0.01	0.30	to	1.50	(0.29)		to	(1.47)
12/31/2020	14,455	9.94	to	8.46	138,566	0.03	0.30	to	1.50	(0.26)		to	(1.44)
12/31/2019	13,375	9.97	to	8.59	130,150	0.86	0.30	to	1.50	0.47		to	(0.72)
12/31/2018	77,997	9.92	to	8.65	750,995	0.48	0.30	to	1.50	0.12		to	(1.07)
ProFund VP International
12/31/2022	18,465	9.10	to	13.90	169,237	-	0.30	to	1.50	(16.70)		to	(17.68)
12/31/2021	862	10.93	to	16.89	11,055	-	0.30	to	1.50	8.50		to	7.21
12/31/2020	875	10.07	to	15.75	10,230	0.52	0.30	to	1.50	4.58		to	3.35
12/31/2019	846	9.63	to	15.24	9,433	0.27	0.30	to	1.50	18.91		to	17.51
12/31/2018	866	8.10	to	12.97	8,031	-	0.30	to	1.50	(16.01)		to	(17.01)
ProFund VP Japan
12/31/2022	11,444	13.80	to	19.80	157,696	-	0.30	to	1.50	(10.19)		to	(11.25)
12/31/2021	-	15.36	to	22.32	-	-	0.30	to	1.50	3.58		to	2.36
12/31/2020	-	14.83	to	21.80	-	-	0.30	to	1.50	15.59		to	14.22
12/31/2019	-	12.83	to	19.09	-	-	0.30	to	1.50	19.64		to	18.22
12/31/2018	2,581	10.73	to	16.15	27,415	-	0.30	to	1.50	(11.90)		to	(12.95)
ProFund VP Mid-Cap
12/31/2022	5,194	24.47	to	33.46	126,966	-	0.30	to	1.50	(15.17)		to	(16.17)
12/31/2021	7,398	28.84	to	39.91	212,634	-	0.30	to	1.50	21.84		to	20.40
12/31/2020	6,014	23.67	to	33.15	141,693	1.01	0.30	to	1.50	10.43		to	9.12
12/31/2019	5,331	21.44	to	30.38	112,576	0.18	0.30	to	1.50	23.16		to	21.70
12/31/2018	6,939	17.40	to	24.96	118,318	-	0.30	to	1.50	(13.12)		to	(14.16)
ProFund VP NASDAQ-100
12/31/2022	39,115	55.92	to	59.38	2,143,134	-	0.30	to	1.50	(34.11)		to	(34.89)
12/31/2021	39,250	84.87	to	91.20	3,285,239	-	0.30	to	1.50	24.43		to	22.96
12/31/2020	32,122	68.21	to	74.17	2,164,944	-	0.30	to	1.50	45.13		to	43.42
12/31/2019	19,092	47.00	to	51.72	893,911	-	0.30	to	1.50	36.29		to	34.68
12/31/2018	14,818	34.48	to	38.40	509,663	-	0.30	to	1.50	(2.16)		to	(3.33)
ProFund VP Oil & Gas
12/31/2022	61,634	11.82	to	16.27	751,560	1.09	0.30	to	1.50	58.95		to	57.08
12/31/2021	56,714	7.43	to	10.36	435,697	2.11	0.30	to	1.50	51.48		to	49.69
12/31/2020	106,248	4.91	to	6.92	528,768	2.47	0.30	to	1.50	(34.66)		to	(35.43)
12/31/2019	71,427	7.51	to	10.72	551,237	1.40	0.30	to	1.50	8.19		to	6.91
12/31/2018	72,275	6.94	to	10.02	516,661	1.71	0.30	to	1.50	(20.46)		to	(21.41)

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Pharmaceuticals
12/31/2022	7,820	$26.75	to	$28.83	$214,655	0.08%	0.30%	to	1.50%	(6.41	) %	to	(7.51	) %
12/31/2021	9,826	28.58	to	31.17	287,919	0.28	0.30	to	1.50	10.87		to	9.56
12/31/2020	9,909	25.78	to	28.45	264,414	0.11	0.30	to	1.50	12.18		to	10.85
12/31/2019	10,762	22.98	to	25.67	256,275	0.85	0.30	to	1.50	13.70		to	12.36
12/31/2018	11,459	20.21	to	22.85	239,238	1.03	0.30	to	1.50	(6.48)		to	(7.59)
ProFund VP Precious Metals
12/31/2022	34,958	4.52	to	10.01	165,804	-	0.30	to	1.50	(11.29)		to	(12.33)
12/31/2021	33,152	5.10	to	11.42	188,220	-	0.30	to	1.50	(9.21)		to	(10.28)
12/31/2020	51,916	5.61	to	12.72	336,906	0.28	0.30	to	1.50	23.73		to	22.27
12/31/2019	36,725	4.54	to	10.41	198,323	0.03	0.30	to	1.50	45.54		to	43.82
12/31/2018	33,457	3.12	to	7.24	129,130	-	0.30	to	1.50	(13.73)		to	(14.76)
ProFund VP Short Emerging Markets
12/31/2022	19,057	2.28	to	1.20	43,434	-	0.30	to	1.50	6.37		to	5.12
12/31/2021	30,179	2.15	to	1.14	64,682	-	0.30	to	1.50	9.63		to	8.33
12/31/2020	320	1.96	to	1.06	623	0.12	0.30	to	1.50	(31.96)		to	(32.77)
12/31/2019	1,665	2.88	to	1.57	4,757	0.05	0.30	to	1.50	(21.23)		to	(22.16)
12/31/2018	5,021	3.65	to	2.02	16,079	-	0.30	to	1.50	12.25		to	10.91
ProFund VP Short International
12/31/2022	1,300	2.58	to	1.55	2,462	-	0.30	to	1.50	12.12		to	10.80
12/31/2021	368	2.30	to	1.40	848	-	0.30	to	1.50	(13.66)		to	(14.68)
12/31/2020	331	2.67	to	1.64	883	0.58	0.30	to	1.50	(17.19)		to	(18.17)
12/31/2019	308	3.22	to	2.00	991	0.52	0.30	to	1.50	(17.67)		to	(18.64)
12/31/2018	295	3.91	to	2.46	1,122	-	0.30	to	1.50	15.13		to	13.76
ProFund VP Short NASDAQ-100
12/31/2022	291,721	0.54	to	0.38	156,478	-	0.30	to	1.50	34.66		to	33.08
12/31/2021	516,277	0.40	to	0.28	206,076	-	0.30	to	1.50	(25.35)		to	(26.24)
12/31/2020	4,416	0.54	to	0.38	2,324	0.46	0.30	to	1.50	(42.95)		to	(43.62)
12/31/2019	43,661	0.94	to	0.68	40,945	0.47	0.30	to	1.50	(28.27)		to	(29.12)
12/31/2018	18,228	1.31	to	0.96	22,721	-	0.30	to	1.50	(3.18)		to	(4.33)
ProFund VP Short Small-Cap
12/31/2022	52,302	0.87	to	0.60	45,628	-	0.30	to	1.50	17.46		to	16.07
12/31/2021	52,683	0.74	to	0.52	38,228	-	0.30	to	1.50	(19.29)		to	(20.25)
12/31/2020	49,635	0.92	to	0.65	44,827	0.89	0.30	to	1.50	(32.17)		to	(32.97)
12/31/2019	103,859	1.36	to	0.97	138,937	0.10	0.30	to	1.50	(21.02)		to	(21.96)
12/31/2018	20,807	1.72	to	1.24	34,337	-	0.30	to	1.50	10.06		to	8.75
ProFund VP Small-Cap
12/31/2022	5,850	21.82	to	27.31	127,640	-	0.30	to	1.50	(22.08)		to	(23.00)
12/31/2021	5,737	28.00	to	35.47	160,222	-	0.30	to	1.50	12.54		to	11.21
12/31/2020	9,775	24.88	to	31.89	243,356	0.05	0.30	to	1.50	16.71		to	15.33
12/31/2019	11,670	21.32	to	27.66	247,474	-	0.30	to	1.50	23.23		to	21.78
12/31/2018	4,733	17.30	to	22.71	81,334	-	0.30	to	1.50	(13.15)		to	(14.19)
ProFund VP Small-Cap Value
12/31/2022	4,421	24.80	to	30.73	113,324	-	0.30	to	1.50	(12.67)		to	(13.71)
12/31/2021	9,114	28.40	to	35.61	257,915	0.09	0.30	to	1.50	28.17		to	26.66
12/31/2020	7,529	22.16	to	28.11	167,669	0.02	0.30	to	1.50	0.76		to	(0.43)
12/31/2019	7,955	21.99	to	28.23	175,095	-	0.30	to	1.50	22.20		to	20.75
12/31/2018	2,912	17.99	to	23.38	52,802	-	0.30	to	1.50	(14.47)		to	(15.49)

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
ProFund VP Telecommunications
12/31/2022	4,819	$13.50	to	$16.20	$66,522	2.06%	0.30%	to	1.50%	(21.45	) %	to	(22.38	) %
12/31/2021	1,241	17.19	to	20.87	24,577	0.84	0.30	to	1.50	18.06		to	16.66
12/31/2020	2,742	14.56	to	17.89	44,900	0.95	0.30	to	1.50	2.84		to	1.63
12/31/2019	1,729	14.16	to	17.61	29,640	3.19	0.30	to	1.50	14.43		to	13.07
12/31/2018	2,214	12.37	to	15.57	32,134	5.18	0.30	to	1.50	(15.36)		to	(16.37)
ProFund VP U.S. Government Plus
12/31/2022	3,360	12.44	to	10.10	40,485	-	0.30	to	1.50	(41.87)		to	(42.56)
12/31/2021	3,498	21.40	to	17.58	72,262	-	0.30	to	1.50	(7.36)		to	(8.46)
12/31/2020	6,948	23.10	to	19.21	156,830	0.04	0.30	to	1.50	20.33		to	18.91
12/31/2019	3,336	19.20	to	16.15	62,321	0.84	0.30	to	1.50	17.87		to	16.47
12/31/2018	11,588	16.29	to	13.87	184,379	0.95	0.30	to	1.50	(5.71)		to	(6.83)
ProFund VP UltraNASDAQ-100
12/31/2022	15,443	81.50	to	73.13	1,235,118	-	0.30	to	1.50	(61.05)		to	(61.51)
12/31/2021	11,636	209.22	to	190.00	2,369,588	-	0.30	to	1.50	52.05		to	50.26
12/31/2020	9,608	137.60	to	126.45	1,290,464	-	0.30	to	1.50	85.74		to	83.55
12/31/2019	9,571	74.08	to	68.89	687,011	-	0.30	to	1.50	79.13		to	77.01
12/31/2018	12,631	41.36	to	38.92	511,709	-	0.30	to	1.50	(9.90)		to	(10.98)
ProFund VP UltraSmall-Cap
12/31/2022	16,142	21.22	to	43.77	354,639	-	0.30	to	1.50	(43.85)		to	(44.52)
12/31/2021	16,264	37.79	to	78.90	624,968	-	0.30	to	1.50	22.94		to	21.48
12/31/2020	13,303	30.74	to	64.95	407,864	0.16	0.30	to	1.50	16.04		to	14.67
12/31/2019	1,129	26.49	to	56.64	30,563	-	0.30	to	1.50	46.89		to	45.15
12/31/2018	1,021	18.03	to	39.02	18,964	-	0.30	to	1.50	(27.17)		to	(28.04)
ProFund VP Utilities
12/31/2022	10,138	23.16	to	28.05	240,238	0.92	0.30	to	1.50	(0.55)		to	(1.72)
12/31/2021	9,565	23.28	to	28.54	228,566	1.70	0.30	to	1.50	15.06		to	13.70
12/31/2020	6,806	20.24	to	25.10	142,249	1.62	0.30	to	1.50	(2.69)		to	(3.84)
12/31/2019	14,981	20.80	to	26.10	316,391	1.59	0.30	to	1.50	22.51		to	21.06
12/31/2018	9,734	16.97	to	21.56	167,797	1.51	0.30	to	1.50	2.58		to	1.36
TA Aegon Bond Initial Class
12/31/2022	36,227	16.30	to	13.07	527,216	2.72	0.00	to	1.50	(14.84)		to	(16.10)
12/31/2021	40,166	19.14	to	15.58	698,815	1.32	0.00	to	1.50	(0.87)		to	(2.34)
12/31/2020	32,420	19.31	to	15.95	567,278	5.58	0.00	to	1.50	7.68		to	6.09
12/31/2019	28,732	17.93	to	15.04	474,063	2.30	0.00	to	1.50	8.41		to	6.81
12/31/2018	25,502	16.54	to	14.08	391,010	2.73	0.00	to	1.50	(0.65)		to	(2.13)
TA Aegon Core Bond Initial Class
12/31/2022	38,993	16.71	to	12.73	596,967	2.82	0.00	to	1.50	(12.77)		to	(14.05)
12/31/2021	44,250	19.15	to	14.82	785,560	2.87	0.00	to	1.50	(1.03)		to	(2.49)
12/31/2020	39,987	19.35	to	15.20	720,949	3.83	0.00	to	1.50	7.46		to	5.88
12/31/2019	40,645	18.01	to	14.35	683,259	2.64	0.00	to	1.50	8.53		to	6.92
12/31/2018	38,453	16.59	to	13.42	606,005	3.33	0.00	to	1.50	0.08		to	(1.41)
TA Aegon High Yield Bond Initial Class
12/31/2022	35,191	23.72	to	23.89	836,863	5.82	0.30	to	1.50	(11.39)		to	(12.43)
12/31/2021	36,958	26.77	to	27.28	998,147	5.25	0.30	to	1.50	6.03		to	4.78
12/31/2020	37,746	25.25	to	26.04	966,562	6.23	0.30	to	1.50	4.73		to	3.49
12/31/2019	39,754	24.11	to	25.16	982,480	6.49	0.30	to	1.50	13.87		to	12.53
12/31/2018	37,356	21.17	to	22.36	818,449	6.34	0.30	to	1.50	(2.64)		to	(3.80)

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Aegon Sustainable Equity Income Initial Class
12/31/2022	48,358	$29.44	to	$24.89	$1,329,167	2.08%	0.00%	to	1.50%	(11.63	) %	to	(12.93	) %
12/31/2021	49,161	33.32	to	28.58	1,547,393	2.05	0.00	to	1.50	22.42		to	20.61
12/31/2020	46,994	27.22	to	23.70	1,223,218	3.04	0.00	to	1.50	(7.35)		to	(8.72)
12/31/2019	49,154	29.38	to	25.96	1,401,773	2.35	0.00	to	1.50	23.91		to	22.08
12/31/2018	54,087	23.71	to	21.27	1,281,582	2.14	0.00	to	1.50	(11.50)		to	(12.82)
TA Aegon U.S. Government Securities Initial Class
12/31/2022	2,454	13.96	to	11.01	31,569	1.05	0.30	to	1.50	(13.29)		to	(14.31)
12/31/2021	2,728	16.10	to	12.85	40,090	1.94	0.30	to	1.50	(2.68)		to	(3.83)
12/31/2020	6,503	16.54	to	13.36	103,628	1.84	0.30	to	1.50	8.65		to	7.37
12/31/2019	3,370	15.23	to	12.45	47,478	1.31	0.30	to	1.50	6.28		to	5.03
12/31/2018	3,971	14.33	to	11.85	52,278	2.85	0.30	to	1.50	(0.04)		to	(1.23)
TA BlackRock Global Real Estate Securities Initial Class
12/31/2022	38,085	21.46	to	20.12	804,850	3.44	0.30	to	1.50	(28.40)		to	(29.25)
12/31/2021	38,969	29.98	to	28.44	1,195,453	2.50	0.30	to	1.50	25.85		to	24.36
12/31/2020	41,843	23.82	to	22.87	1,028,543	12.25	0.30	to	1.50	(0.61)		to	(1.79)
12/31/2019	43,884	23.97	to	23.29	1,117,357	0.90	0.30	to	1.50	24.82		to	23.34
12/31/2018	43,457	19.20	to	18.88	943,401	8.63	0.30	to	1.50	(10.36)		to	(11.43)
TA BlackRock Government Money Market Initial Class
12/31/2022	76,970	11.45	to	8.59	828,294	1.35	0.00	to	1.50	1.40		to	(0.09)
12/31/2021	84,534	11.29	to	8.59	901,588	0.00	0.00	to	1.50	0.00		to	(1.47)
12/31/2020	114,006	11.29	to	8.72	1,248,680	0.21	0.00	to	1.50	0.29		to	(1.19)
12/31/2019	66,922	11.26	to	8.83	718,536	1.97	0.00	to	1.50	1.97		to	0.47
12/31/2018	90,737	11.04	to	8.79	965,116	1.82	0.00	to	1.50	1.81		to	0.29
TA BlackRock iShares Active Asset Allocation - Conservative Initial Class
12/31/2022	3,993	13.64	to	11.72	49,178	1.63	0.00	to	1.50	(15.06)		to	(16.32)
12/31/2021	3,737	16.06	to	14.01	54,649	1.43	0.00	to	1.50	5.98		to	4.41
12/31/2020	3,859	15.15	to	13.42	53,956	2.08	0.00	to	1.50	6.99		to	5.41
12/31/2019	3,773	14.16	to	12.73	49,697	2.29	0.00	to	1.50	11.47		to	9.82
12/31/2018	3,565	12.70	to	11.59	42,574	1.88	0.00	to	1.50	(2.61)		to	(4.05)
TA BlackRock iShares Active Asset Allocation - Moderate Initial Class
12/31/2022	5,824	13.57	to	11.67	73,539	1.63	0.00	to	1.50	(16.86)		to	(18.09)
12/31/2021	5,601	16.33	to	14.24	85,752	1.15	0.00	to	1.50	8.52		to	6.92
12/31/2020	5,251	15.05	to	13.32	74,383	2.10	0.00	to	1.50	3.59		to	2.06
12/31/2019	5,624	14.52	to	13.05	77,724	1.96	0.00	to	1.50	11.43		to	9.79
12/31/2018	6,499	13.03	to	11.89	81,064	1.70	0.00	to	1.50	(3.98)		to	(5.40)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Initial Class
12/31/2022	73,417	12.89	to	11.08	876,584	1.44	0.00	to	1.50	(18.16)		to	(19.36)
12/31/2021	94,002	15.75	to	13.74	1,379,378	0.82	0.00	to	1.50	7.94		to	6.34
12/31/2020	93,760	14.59	to	12.92	1,281,606	2.14	0.00	to	1.50	(1.85)		to	(3.30)
12/31/2019	95,356	14.87	to	13.36	1,335,222	1.96	0.00	to	1.50	11.59		to	9.94
12/31/2018	99,045	13.32	to	12.15	1,253,698	1.57	0.00	to	1.50	(5.67)		to	(7.07)
TA BlackRock iShares Edge 40 Initial Class
12/31/2022	2,077	18.66	to	17.88	38,746	1.88	0.30	to	1.50	(14.50)		to	(15.51)
12/31/2021	2,146	21.82	to	21.16	46,724	1.81	0.30	to	1.50	5.77		to	4.52
12/31/2020	1,761	20.63	to	20.24	38,545	2.41	0.30	to	1.50	9.32		to	8.03
12/31/2019	1,807	18.87	to	18.74	36,390	2.16	0.30	to	1.50	14.96		to	13.60
12/31/2018	2,085	16.42	to	16.50	36,859	1.95	0.30	to	1.50	(4.43)		to	(5.56)

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA BlackRock Tactical Allocation Initial Class
12/31/2022	46,742	$16.43	to	$14.64	$746,363	7.94%	0.30%	to	1.50%	(16.31	) %	to	(17.30	) %
12/31/2021	49,897	19.63	to	17.70	950,929	5.19	0.30	to	1.50	7.58		to	6.31
12/31/2020	52,021	18.24	to	16.65	922,932	3.54	0.30	to	1.50	13.06		to	11.73
12/31/2019	57,247	16.14	to	14.90	900,617	4.14	0.30	to	1.50	17.08		to	15.69
12/31/2018	58,861	13.78	to	12.88	793,867	2.03	0.30	to	1.50	(4.50)		to	(5.64)
TA Goldman Sachs Managed Risk - Balanced ETF Initial Class
12/31/2022	338	16.85	to	18.16	5,496	1.06	0.00	to	1.50	(14.07)		to	(15.34)
12/31/2021	1,391	19.62	to	21.45	26,141	1.22	0.00	to	1.50	9.65		to	8.03
12/31/2020	1,747	17.89	to	19.86	30,645	1.65	0.00	to	1.50	4.48		to	2.94
12/31/2019	2,803	17.12	to	19.29	47,056	1.62	0.00	to	1.50	15.92		to	14.21
12/31/2018	5,479	14.77	to	16.89	78,325	2.31	0.00	to	1.50	(4.33)		to	(5.75)
TA Goldman Sachs Managed Risk - Conservative ETF Initial Class
12/31/2022	-	12.42	to	12.42	-	-	0.00	to	0.00	(11.66)		to	(11.66)
12/31/2021	-	14.06	to	14.06	-	-	0.00	to	0.00	3.00		to	3.00
12/31/2020	-	13.65	to	13.65	-	-	0.00	to	0.00	5.23		to	5.23
12/31/2019	-	12.97	to	12.97	-	-	0.00	to	0.00	12.38		to	12.38
12/31/2018	-	11.55	to	11.55	-	-	0.00	to	0.00	(3.31)		to	(3.31)
TA Goldman Sachs Managed Risk - Growth ETF Initial Class
12/31/2022	13,473	18.50	to	22.16	237,019	1.64	0.00	to	1.50	(14.32)		to	(15.58)
12/31/2021	14,995	21.59	to	26.25	309,758	1.17	0.00	to	1.50	14.25		to	12.56
12/31/2020	10,549	18.90	to	23.32	195,830	2.35	0.00	to	1.50	4.52		to	2.98
12/31/2019	10,402	18.08	to	22.65	185,409	1.79	0.00	to	1.50	19.74		to	17.97
12/31/2018	13,510	15.10	to	19.20	201,021	2.04	0.00	to	1.50	(6.99)		to	(8.37)
TA International Focus Initial Class
12/31/2022	105,653	15.57	to	22.15	1,631,107	3.03	0.30	to	1.50	(20.28)		to	(21.22)
12/31/2021	100,399	19.54	to	28.12	1,996,669	1.22	0.30	to	1.50	10.49		to	9.18
12/31/2020	104,543	17.68	to	25.76	1,895,786	2.25	0.30	to	1.50	20.54		to	19.11
12/31/2019	109,063	14.67	to	21.62	1,687,289	1.63	0.30	to	1.50	27.30		to	25.80
12/31/2018	111,417	11.52	to	17.19	1,365,996	1.21	0.30	to	1.50	(17.95)		to	(18.93)
TA Janus Balanced Initial Class
12/31/2022	11,312	21.48	to	18.88	235,075	0.99	0.30	to	1.50	(16.75)		to	(17.74)
12/31/2021	13,512	25.81	to	22.95	339,266	1.40	0.30	to	1.50	15.36		to	14.00
12/31/2020	12,209	22.37	to	20.13	263,918	1.49	0.30	to	1.50	14.25		to	12.90
12/31/2019	15,483	19.58	to	17.83	295,212	1.81	0.30	to	1.50	21.72		to	20.28
12/31/2018	13,467	16.09	to	14.82	210,241	1.67	0.30	to	1.50	(0.08)		to	(1.27)
TA Janus Mid-Cap Growth Initial Class
12/31/2022	272,396	44.05	to	45.36	11,704,693	-	0.30	to	1.50	(16.96)		to	(17.94)
12/31/2021	281,355	53.04	to	55.28	14,535,478	0.28	0.30	to	1.50	16.95		to	15.57
12/31/2020	302,279	45.36	to	47.84	13,376,468	0.23	0.30	to	1.50	18.85		to	17.44
12/31/2019	305,709	38.16	to	40.73	11,386,276	0.07	0.30	to	1.50	36.30		to	34.69
12/31/2018	317,493	28.00	to	30.24	8,660,462	0.06	0.30	to	1.50	(1.52)		to	(2.69)
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2022	27,178	19.57	to	17.80	527,244	5.52	0.30	to	1.50	(15.61)		to	(16.60)
12/31/2021	30,496	23.19	to	21.35	703,712	2.40	0.30	to	1.50	5.58		to	4.34
12/31/2020	29,911	21.96	to	20.46	657,539	2.56	0.30	to	1.50	11.14		to	9.82
12/31/2019	30,267	19.76	to	18.63	618,237	2.64	0.30	to	1.50	13.56		to	12.22
12/31/2018	30,397	17.40	to	16.60	555,030	1.82	0.30	to	1.50	(4.27)		to	(5.41)

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2022	848,386	$29.57	to	$28.46	$24,957,722	6.05%	0.30%	to	1.50%	(22.80	) %	to	(23.71	) %
12/31/2021	850,053	38.30	to	37.30	32,496,140	1.68	0.30	to	1.50	19.28		to	17.87
12/31/2020	875,511	32.11	to	31.65	28,215,417	1.69	0.30	to	1.50	24.37		to	22.90
12/31/2019	936,944	25.82	to	25.75	24,455,894	1.74	0.30	to	1.50	25.67		to	24.19
12/31/2018	969,239	20.54	to	20.73	20,350,997	1.89	0.30	to	1.50	(10.66)		to	(11.73)
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2022	228,324	22.73	to	20.46	5,139,141	5.37	0.30	to	1.50	(16.33)		to	(17.31)
12/31/2021	243,598	27.16	to	24.74	6,592,498	1.88	0.30	to	1.50	8.85		to	7.57
12/31/2020	248,621	24.95	to	23.00	6,226,996	2.23	0.30	to	1.50	12.27		to	10.94
12/31/2019	242,921	22.23	to	20.73	5,482,316	2.19	0.30	to	1.50	16.07		to	14.70
12/31/2018	244,241	19.15	to	18.08	4,828,433	1.77	0.30	to	1.50	(5.41)		to	(6.54)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2022	869,308	25.86	to	23.86	22,363,306	5.33	0.30	to	1.50	(17.60)		to	(18.57)
12/31/2021	903,350	31.39	to	29.30	28,301,401	2.16	0.30	to	1.50	13.61		to	12.26
12/31/2020	937,254	27.63	to	26.10	26,044,754	2.06	0.30	to	1.50	14.72		to	13.37
12/31/2019	974,879	24.08	to	23.02	23,865,195	2.21	0.30	to	1.50	19.65		to	18.24
12/31/2018	985,742	20.13	to	19.47	20,454,740	1.88	0.30	to	1.50	(7.35)		to	(8.45)
TA JPMorgan Enhanced Index Initial Class
12/31/2022	10,213	42.98	to	44.19	439,771	0.63	0.30	to	1.50	(18.59)		to	(19.56)
12/31/2021	11,402	52.79	to	54.93	604,376	0.79	0.30	to	1.50	29.73		to	28.20
12/31/2020	11,659	40.70	to	42.85	477,251	1.44	0.30	to	1.50	19.81		to	18.39
12/31/2019	12,654	33.97	to	36.19	433,224	1.17	0.30	to	1.50	30.64		to	29.10
12/31/2018	13,897	26.00	to	28.03	366,700	1.14	0.30	to	1.50	(6.29)		to	(7.41)
TA JPMorgan International Moderate Growth Initial Class
12/31/2022	85,723	14.50	to	18.72	1,247,974	5.13	0.30	to	1.50	(17.53)		to	(18.50)
12/31/2021	88,259	17.58	to	22.97	1,536,111	1.53	0.30	to	1.50	8.92		to	7.64
12/31/2020	88,976	16.14	to	21.34	1,423,926	2.74	0.30	to	1.50	14.56		to	13.20
12/31/2019	91,327	14.09	to	18.86	1,282,469	2.32	0.30	to	1.50	17.42		to	16.03
12/31/2018	95,574	12.00	to	16.25	1,148,396	2.32	0.30	to	1.50	(11.85)		to	(12.90)
TA JPMorgan Mid Cap Value Initial Class
12/31/2022	9,835	43.01	to	52.69	411,289	0.83	0.30	to	0.90	(8.51)		to	(9.05)
12/31/2021	10,083	47.01	to	57.94	462,848	0.77	0.30	to	0.90	28.80		to	28.04
12/31/2020	10,366	36.50	to	45.25	371,042	1.27	0.30	to	0.90	1.05		to	0.45
12/31/2019	10,926	36.12	to	45.05	389,666	1.40	0.30	to	0.90	25.83		to	25.08
12/31/2018	11,188	28.71	to	36.02	320,078	0.87	0.30	to	0.90	(12.07)		to	(12.60)
TA JPMorgan Tactical Allocation Initial Class
12/31/2022	73,899	15.49	to	14.49	1,118,059	1.85	0.30	to	1.50	(15.06)		to	(16.06)
12/31/2021	74,483	18.23	to	17.26	1,332,209	1.79	0.30	to	1.50	4.59		to	3.36
12/31/2020	67,257	17.43	to	16.70	1,155,718	2.40	0.30	to	1.50	12.03		to	10.70
12/31/2019	68,277	15.56	to	15.08	1,059,929	2.24	0.30	to	1.50	11.84		to	10.52
12/31/2018	77,180	13.91	to	13.65	1,118,296	2.20	0.30	to	1.50	(3.23)		to	(4.38)
TA Morgan Stanley Capital Growth Initial Class
12/31/2022	78,235	39.37	to	40.15	3,056,086	-	0.30	to	1.50	(59.96)		to	(60.44)
12/31/2021	81,701	98.33	to	101.48	8,051,745	-	0.30	to	1.50	(0.83)		to	(2.00)
12/31/2020	84,297	99.15	to	103.55	8,439,294	-	0.30	to	1.50	117.22		to	114.66
12/31/2019	89,763	45.65	to	48.24	4,188,449	-	0.30	to	1.50	23.37		to	21.91
12/31/2018	78,174	37.00	to	39.57	2,978,907	-	0.30	to	1.50	6.36		to	5.10

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
TA Morgan Stanley Global Allocation Initial Class
12/31/2022	10,733	$15.57	to	$13.88	$156,733	0.77%	0.30%	to	1.50%	(17.76	) %	to	(18.73	) %
12/31/2021	10,302	18.94	to	17.07	183,879	1.26	0.30	to	1.50	8.10		to	6.82
12/31/2020	10,397	17.52	to	15.98	171,513	2.06	0.30	to	1.50	18.23		to	16.84
12/31/2019	10,811	14.82	to	13.68	152,526	1.98	0.30	to	1.50	17.85		to	16.46
12/31/2018	11,151	12.57	to	11.75	134,728	2.29	0.30	to	1.50	(7.68)		to	(8.78)
TA Multi-Managed Balanced Initial Class
12/31/2022	37,458	34.80	to	31.86	1,273,909	1.19	0.30	to	1.50	(16.53)		to	(17.52)
12/31/2021	40,813	41.69	to	38.63	1,671,428	1.14	0.30	to	1.50	16.69		to	15.31
12/31/2020	42,455	35.73	to	33.50	1,495,176	1.61	0.30	to	1.50	15.55		to	14.18
12/31/2019	41,279	30.92	to	29.34	1,266,031	1.63	0.30	to	1.50	21.40		to	19.97
12/31/2018	42,109	25.47	to	24.46	1,072,619	1.43	0.30	to	1.50	(3.95)		to	(5.09)
TA PIMCO Tactical - Balanced Initial Class
12/31/2022	14,523	15.36	to	13.01	212,316	0.84	-	to	1.50	(19.42)		to	(20.61)
12/31/2021	16,228	19.07	to	16.39	295,139	-	0.00	to	1.50	6.62		to	5.04
12/31/2020	14,054	17.88	to	15.60	240,028	3.45	0.00	to	1.50	9.18		to	7.57
12/31/2019	14,803	16.38	to	14.51	231,130	0.43	0.00	to	1.50	19.90		to	18.13
12/31/2018	14,857	13.66	to	12.28	194,565	3.21	0.00	to	1.50	(6.75)		to	(8.13)
TA PIMCO Tactical - Conservative Initial Class
12/31/2022	14,109	14.75	to	12.49	189,501	1.37	0.00	to	1.50	(17.12)		to	(18.34)
12/31/2021	14,090	17.79	to	15.29	230,688	1.23	0.00	to	1.50	4.43		to	2.89
12/31/2020	15,568	17.04	to	14.86	245,141	1.68	0.00	to	1.50	10.22		to	8.59
12/31/2019	16,913	15.46	to	13.69	241,762	0.37	0.00	to	1.50	17.86		to	16.12
12/31/2018	17,223	13.11	to	11.79	211,529	3.38	0.00	to	1.50	(4.92)		to	(6.33)
TA PIMCO Tactical - Growth Initial Class
12/31/2022	23,585	16.05	to	13.59	352,188	-	0.00	to	1.50	(17.80)		to	(19.01)
12/31/2021	24,501	19.52	to	16.78	447,365	-	0.00	to	1.50	9.51		to	7.89
12/31/2020	24,646	17.83	to	15.55	411,646	4.18	0.00	to	1.50	9.26		to	7.65
12/31/2019	24,447	16.31	to	14.45	375,034	-	0.00	to	1.50	21.97		to	20.17
12/31/2018	25,830	13.38	to	12.02	327,237	3.28	0.00	to	1.50	(7.49)		to	(8.87)
TA Small/Mid Cap Value Initial Class
12/31/2022	107,516	56.01	to	46.30	5,841,002	0.60	0.30	to	1.50	(8.58)		to	(9.66)
12/31/2021	108,236	61.27	to	51.26	6,428,119	0.65	0.30	to	1.50	27.74		to	26.23
12/31/2020	112,892	47.97	to	40.61	5,240,148	1.16	0.30	to	1.50	3.73		to	2.50
12/31/2019	123,654	46.24	to	39.61	5,552,117	0.98	0.30	to	1.50	24.90		to	23.43
12/31/2018	127,191	37.02	to	32.09	4,592,982	0.87	0.30	to	1.50	(11.72)		to	(12.77)
TA T. Rowe Price Small Cap Initial Class
12/31/2022	36,976	50.62	to	50.38	1,840,918	-	0.30	to	1.50	(22.62)		to	(23.53)
12/31/2021	36,882	65.41	to	65.89	2,376,196	-	0.30	to	1.50	11.04		to	9.73
12/31/2020	48,395	58.91	to	60.05	2,816,584	-	0.30	to	1.50	23.19		to	21.74
12/31/2019	48,006	47.82	to	49.33	2,269,284	-	0.30	to	1.50	32.37		to	30.81
12/31/2018	47,393	36.12	to	37.71	1,697,521	-	0.30	to	1.50	(7.36)		to	(8.46)
TA WMC US Growth Initial Class
12/31/2022	523,269	45.97	to	43.10	22,650,321	-	-	to	1.50	(31.35)		to	(32.36)
12/31/2021	535,814	66.96	to	63.72	34,026,763	0.08	0.00	to	1.50	20.67		to	18.88
12/31/2020	560,479	55.49	to	53.60	29,751,275	0.11	0.00	to	1.50	37.30		to	35.27
12/31/2019	590,226	40.42	to	39.62	23,010,125	0.13	0.00	to	1.50	40.05		to	37.98
12/31/2018	601,215	28.86	to	28.72	16,883,619	0.48	0.00	to	1.50	0.21		to	(1.28)

(1)	See Footnote 1

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

Under some forms of the policies, a sales charge and premium taxes are deducted by TFLIC prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply. Under all forms of the policy, monthly charges against policy cash values are made to compensate TFLIC for costs of insurance provided. A daily charge equal to an annual rate ranging from 0.00% to 1.50% of average daily net assets is assessed to compensate TFLIC for assumption of mortality and expense risks in connection with the issuance and administration of the policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable life contracts.

Transamerica Financial Life Insurance Company

TFLIC Series Life Account

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.